UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Emerging Markets Bond Fund*

Emerging Markets Corporate Debt Fund

Multi-Asset Global Opportunity Fund

For the six-month period ended June 30, 2018

* Formerly Emerging Markets Currency Fund

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

9	Emerging Markets Bond Fund

30	Emerging Markets Corporate Debt Fund

42	Multi-Asset Global Opportunity Fund

45	Statements of Assets and Liabilities

47	Statements of Operations

49	Statements of Changes in Net Assets

52	Financial Highlights

64	Notes to Financial Statements

90	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Bond Fund,

Lord Abbett Emerging Markets Corporate Debt Fund,
and Lord Abbett Multi-Asset Global Opportunity Fund
Semiannual Report

For the six-month period ended June 30, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended June 30, 2018. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 through June 30, 2018).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 1/1/18 – 6/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/18	6/30/18	1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$944.30	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91
Class C
Actual	$1,000.00	$943.70	$7.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.86	$8.00
Class F
Actual	$1,000.00	$944.70	$4.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36
Class F3
Actual	$1,000.00	$947.00	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.00	$3.81
Class I
Actual	$1,000.00	$947.00	$3.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R2
Actual	$1,000.00	$944.50	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$6.95
Class R3
Actual	$1,000.00	$942.70	$6.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.41
Class R4
Actual	$1,000.00	$944.10	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class R5
Actual	$1,000.00	$947.10	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class R6
Actual	$1,000.00	$947.10	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.81

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.60% for Class C, 0.87% for Class F, 0.76% for Class F3, 0.78% for Class I, 1.39% for Class R2, 1.28% for Class R3, 1.03% for Class R4, 0.75% for Class R5 and 0.76% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Asset Backed	43.07%
Automotive	4.49%
Banking	5.74%
Basic Industry	0.65%
Capital Goods	1.00%
Consumer Goods	3.52%
Energy	9.03%
Financial Services	2.61%
Foreign Government	8.26%
Healthcare	1.46%
Insurance	0.78%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Leisure	0.35%
Materials	1.16%
Media	0.59%
Real Estate	1.33%
Retail	0.59%
Services	0.15%
Technology & Electronics	3.29%
Telecommunications	2.94%
U.S. Government	1.49%
Utility	2.83%
Repurchase Agreement	4.67%
Total	100.00%

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/18	6/30/18	1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$955.30	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$952.20	$8.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.31	$8.55
Class F
Actual	$1,000.00	$955.70	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class F3
Actual	$1,000.00	$957.10	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class I
Actual	$1,000.00	$956.20	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R2
Actual	$1,000.00	$956.30	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R3
Actual	$1,000.00	$956.20	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R4
Actual	$1,000.00	$955.00	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class R5
Actual	$1,000.00	$956.30	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R6
Actual	$1,000.00	$957.00	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.36

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.71% for Class C, 0.95% for Class F, 0.70% for Class F3, 0.85% for Classes I, R2 and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.67% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2018

Sector*	%**
Auto	1.20%
Basic Industry	1.20%
Consumer Cyclicals	0.91%
Consumer Discretionary	0.39%
Consumer Services	0.69%
Consumer Staples	2.56%
Energy	18.25%
Financial Services	32.12%
Foreign Government	2.22%

*	A sector may comprise several industries.
**	Represents percent of total investments.
Sector*	%**
Healthcare	1.96%
Material and Processing	15.22%
Other	1.14%
Producer Durables	1.56%
Technology	3.23%
Telecommunications	4.15%
Transportation	1.72%
U.S. Government	1.10%
Utility	10.38%
Total	100.00%

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	1/1/18	6/30/18	1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$976.20	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
Class C
Actual	$1,000.00	$971.80	$6.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$6.95
Class F
Actual	$1,000.00	$976.90	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.46
Class F3
Actual	$1,000.00	$977.80	$1.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.50	$1.35
Class I
Actual	$1,000.00	$977.60	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.86	$1.96
Class R2
Actual	$1,000.00	$973.80	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$4.96
Class R3
Actual	$1,000.00	$975.00	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46
Class R4
Actual	$1,000.00	$976.30	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
Class R5
Actual	$1,000.00	$977.60	$1.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$1.91
Class R6
Actual	$1,000.00	$977.80	$1.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.46	$1.35

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.64% for Class A, 1.39% for Class C, 0.49% for Class F, 0.27% for Class F3, 0.39% for Class I, 0.99% for Class R2, 0.89% for Class R3, 0.64% for Class R4, 0.38% for Class R5 and 0.27% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Global Opportunity Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

June 30, 2018

Underlying Fund Name	%**
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	7.54%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	10.45%
Lord Abbett Investment Trust-Convertible Fund-Class I	5.05%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	7.67%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.21%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund, Inc.-Class I	5.95%
Lord Abbett Investment Trust-High Yield Fund-Class I	12.13%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.12%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	15.41%
Lord Abbett Securities Trust-International Equity Fund-Class I	15.21%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	2.78%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1.48%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 77.62%

ASSET-BACKED SECURITIES 16.68%

Automobiles 8.23%
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	$114	$114,043
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	40	40,185
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	407	407,289
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,762	1,754,514
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	183	180,828
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	872	869,415
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	99	99,087
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	280	276,992
Capital Auto Receivables Asset Trust 2014-3 D	3.14%	2/20/2020	444	444,689
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	224	223,538
CarMax Auto Owner Trust 2014-3 C	2.29%	6/15/2020	185	184,877
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	898	896,432
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	37	36,583
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	214	207,318
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	362	362,866
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	323	322,599
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	222	221,860
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	132	132,390
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	190	199,675
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	334	332,425
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	214	214,769
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	120	119,793
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	800	800,752
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,093	1,107,037
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	1,745	1,745,753
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	81	80,946
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	80	79,988
GM Financial Automobile Leasing Trust 2016-3 A3	1.61%	12/20/2019	167	166,812
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	106	105,663
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	71	70,996

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	$36	$35,688
Hyundai Auto Lease Securitization Trust 2016-B A3†	1.52%		10/15/2019	119	118,811
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.973% (1 Mo. LIBOR + .90%	)#	3/15/2021	197	198,372
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	229	227,671
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	538	536,734
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%		2/16/2021	187	185,004
OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	189	188,308
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	66	66,053
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	387	387,087
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	345	347,239
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	213	215,782
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	260	258,934
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%		11/16/2020	478	476,942
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%		3/16/2020	94	93,597
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	113	112,748
Total					15,249,084

Credit Cards 2.07%
Barclays Dryrock Issuance Trust 2015-4 A	1.72%		8/16/2021	422	421,049
Cabela’s Credit Card Master Note Trust 2016-1 A1	1.78%		6/15/2022	170	168,243
Capital One Multi-Asset Execution Trust 2015-A3	2.473% (1 Mo. LIBOR + .40%	)#	3/15/2023	1,928	1,936,626
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	100	99,467
Chase Issuance Trust 2015-A7	1.62%		7/15/2020	315	314,904
First National Master Note Trust 2017-1 A	2.473% (1 Mo. LIBOR + .40%	)#	4/18/2022	220	220,169
MBNA Credit Card Master Note Trust 2004-A3	2.333% (1 Mo. LIBOR + .26%	)#	8/16/2021	675	675,727
Total					3,836,185

Other 6.38%
Ammc CLO 19 Ltd. 2016-19A A†	3.848% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	750	752,356
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	26	26,188
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	271	269,009
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	175	173,074
Avery Point V CLO Ltd. 2014-5A BR†	3.853% (3 Mo. LIBOR + 1.50%	)#	7/17/2026	250	250,403
Birchwood Park CLO Ltd. 2014-1A AR†	3.528% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	1,000	1,000,744

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
BlueMountain CLO Ltd. 2014-4A A1R†	3.669% (3 Mo. LIBOR + 1.35%	)#	11/30/2026	$1,000	$1,001,665
Cent CLO Ltd. 2013-19A A1A†	3.689% (3 Mo. LIBOR + 1.33%	)#	10/29/2025	843	844,451
CIFC Funding V Ltd. 2014-5A A1R†	3.753% (3 Mo. LIBOR + 1.40%	)#	1/17/2027	1,000	1,001,347
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	101	100,306
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	107	106,643
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	79	77,957
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	648	647,249
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	270	266,932
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	256	255,776
H/2 Asset Funding 2014-1 Ltd.	3.985% (1 Mo. LIBOR + .77%	)	3/19/2037	791	801,320
Mountain Hawk II CLO Ltd. 2013-2A A1†	3.519% (3 Mo. LIBOR + 1.16%	)#	7/22/2024	1,057	1,058,121
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	105	105,784
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	305	307,002
SLM Private Education Loan Trust 2010-A 2A†	5.323% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	457	466,804
SLM Student Loan Trust 2011-1 A1	2.611% (1 Mo. LIBOR + .52%	)#	3/25/2026	206	206,110
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	58	57,508
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	445	440,797
Springleaf Funding Trust 2016-AA A†	2.90%		11/15/2029	763	759,275
West CLO Ltd. 2014-2A A1AR†	3.218% (3 Mo. LIBOR + .87%	)#	1/16/2027	755	755,706
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	45	45,022
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	45	45,011
Total					11,822,560
Total Asset-Backed Securities (cost $30,973,275)					30,907,829

CONVERTIBLE BOND 0.54%

Real Estate Investment Trusts
VEREIT, Inc. (cost $1,000,000)	3.00%		8/1/2018	1,000	1,001,267

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 26.90%

Auto Loans 1.62%
General Motors Financial Co., Inc.	3.272% (3 Mo. LIBOR + .93%	)#	4/13/2020	$1,004	$1,011,044
Hyundai Capital America†	1.75%		9/27/2019	500	490,527
Hyundai Capital America†	2.40%		10/30/2018	500	499,305
Nissan Motor Acceptance Corp.†	2.726% (3 Mo. LIBOR + .39%	)#	9/28/2020	1,000	1,000,978
Total					3,001,854

Automakers 1.88%
Daimler Finance North America LLC†	1.75%		10/30/2019	1,000	982,641
Daimler Finance North America LLC†	2.613% (3 Mo. LIBOR + .25%	)#	11/5/2018	1,000	1,000,971
General Motors Co.	3.50%		10/2/2018	1,500	1,502,939
Total					3,486,551

Banking 5.90%
Associated Banc-Corp.	2.75%		11/15/2019	500	495,983
Associates Corp. of North America	6.95%		11/1/2018	1,031	1,044,640
Bank of America Corp.	2.369%	#(a)	7/21/2021	1,000	980,542
Bank of America Corp.	2.60%		1/15/2019	145	144,920
Citibank NA	2.599% (3 Mo. LIBOR + .23%	)#	11/9/2018	1,000	1,000,866
Citigroup, Inc.	3.179% (3 Mo. LIBOR + .86%	)#	12/7/2018	1,000	1,003,093
Compass Bank	2.75%		9/29/2019	90	89,531
JPMorgan Chase & Co.	2.989% (3 Mo. LIBOR + .63%	)#	1/28/2019	1,000	1,003,111
Morgan Stanley	2.903% (3 Mo. LIBOR + .55%	)#	2/10/2021	1,097	1,099,407
Morgan Stanley	7.30%		5/13/2019	1,000	1,036,742
National Australia Bank Ltd. (Australia)†(b)	2.839% (3 Mo. LIBOR + .51%	)#	5/22/2020	500	501,358
Regions Bank	2.25%		9/14/2018	655	654,718
Santander UK plc (United Kingdom)(b)	2.00%		8/24/2018	250	249,804
Santander UK plc (United Kingdom)(b)	3.816% (3 Mo. LIBOR + 1.48%	)#	3/14/2019	623	628,183
UBS AG (United Kingdom)†(b)	2.639% (3 Mo. LIBOR + .32%	)#	12/7/2018	1,000	1,000,945
Total					10,933,843

Brokerage 0.28%
Lazard Group LLC	4.25%		11/14/2020	500	510,050

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.18%
Martin Marietta Materials, Inc.	2.979% (3 Mo. LIBOR + .65%	)#	5/22/2020	$333	$333,905

Cable & Satellite Television 0.28%
Sky plc (United Kingdom)†(b)	9.50%		11/15/2018	500	511,931

Chemicals 0.28%
Yara International ASA (Norway)†(b)	7.875%		6/11/2019	500	522,499

Consumer/Commercial/Lease Financing 0.93%
Discover Bank	2.60%		11/13/2018	1,469	1,468,290
International Lease Finance Corp.	5.875%		4/1/2019	250	255,165
Total					1,723,455

Electric: Distribution/Transportation 0.67%
Oklahoma Gas & Electric Co.	8.25%		1/15/2019	250	256,789
Oncor Electric Delivery Co. LLC	6.80%		9/1/2018	500	503,154
State Grid Overseas Investment 2016 Ltd.†	2.125%		5/18/2021	500	482,532
Total					1,242,475

Electric: Integrated 0.87%
Ameren Illinois Co.	9.75%		11/15/2018	350	358,991
Origin Energy Finance Ltd. (Australia)†(b)	3.50%		10/9/2018	500	500,298
South Carolina Electric & Gas Co.	5.25%		11/1/2018	750	755,635
Total					1,614,924

Energy: Exploration & Production 2.98%
Anadarko Petroleum Corp.	6.95%		6/15/2019	1,139	1,178,866
Anadarko Petroleum Corp.	8.70%		3/15/2019	1,000	1,039,067
Apache Corp.	6.90%		9/15/2018	1,295	1,304,281
Canadian Natural Resources Ltd. (Canada)(b)	3.45%		11/15/2021	450	449,552
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	6.75%		9/30/2019	1,500	1,558,108
Total					5,529,874

Forestry/Paper 0.14%
WestRock RKT Co.	4.45%		3/1/2019	250	252,549

Gas Distribution 3.31%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	1,000	1,070,000
Buckeye Partners LP	2.65%		11/15/2018	500	499,507
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	500	520,644
Kinder Morgan Energy Partners LP	6.85%		2/15/2020	500	526,687

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
MPLX LP	5.50%		2/15/2023	$127	$129,559
Sabine Pass Liquefaction LLC	5.625%		2/1/2021	1,015	1,062,074
Sempra Energy	9.80%		2/15/2019	300	312,210
Spectra Energy Partners LP	3.018% (3 Mo. LIBOR + .70%	)#	6/5/2020	1,000	1,005,227
Western Gas Partners LP	2.60%		8/15/2018	1,000	999,499
Total					6,125,407

Hotels 0.28%
Hyatt Hotels Corp.†	6.875%		8/15/2019	500	520,305

Insurance Brokerage 0.04%
Willis North America, Inc.	7.00%		9/29/2019	75	78,290

Integrated Energy 0.60%
Eni SpA (Italy)†(b)	4.15%		10/1/2020	610	618,577
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	500	499,420
Total					1,117,997

Machinery 0.54%
Caterpillar Financial Services Corp.	2.494% (3 Mo. LIBOR + .18%	)#	12/6/2018	1,000	1,000,740

Media: Content 0.24%
Activision Blizzard, Inc.†	6.125%		9/15/2023	423	438,293

Medical Products 0.27%
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	500	505,270

Oil Field Equipment & Services 0.38%
Cameron International Corp.	6.375%		7/15/2018	704	704,834

Property & Casualty 0.14%
CNA Financial Corp.	5.875%		8/15/2020	250	262,932

Real Estate Investment Trusts 0.70%
Kilroy Realty LP	6.625%		6/1/2020	500	529,176
Kimco Realty Corp.	6.875%		10/1/2019	250	260,974
SL Green Realty Corp.	5.00%		8/15/2018	500	500,754
Total					1,290,904

Software/Services 2.47%
Baidu, Inc. (China)(b)	2.75%		6/9/2019	500	498,150
Baidu, Inc. (China)(b)	3.25%		8/6/2018	850	850,606
CA, Inc.	2.875%		8/15/2018	1,000	1,000,194

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
eBay, Inc.	2.838% (3 Mo. LIBOR + .48%	)#	8/1/2019	$500	$501,095
Hewlett Packard Enterprise Co.	2.85%		10/5/2018	218	218,331
Hewlett Packard Enterprise Co.	4.251% (3 Mo. LIBOR + 1.93%	)#	10/5/2018	500	502,205
Tencent Holdings Ltd. (China)†(b)	3.375%		5/2/2019	1,000	1,004,157
Total					4,574,738

Specialty Retail 0.13%
Best Buy Co., Inc.	5.00%		8/1/2018	250	250,404

Support: Services 0.14%
Expedia Group, Inc.	7.456%		8/15/2018	250	251,220

Technology Hardware & Equipment 1.09%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	1,000	1,002,748
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	1,000	1,014,870
Total					2,017,618

Telecommunications: Wireline Integrated & Services 0.56%
AT&T, Inc.	5.875%		10/1/2019	1,000	1,034,767
Total Corporate Bonds (cost $50,067,438)					49,837,629

FLOATING RATE LOANS(c) 1.08%

Packaging 0.38%
Ball Corp. Dollar Term Loan A	3.844% (1 Mo. LIBOR + 1.75%	)	3/18/2021	713	713,391

Software/Services 0.02%
Everett SpinCo, Inc Tranche Term Loan A2	3.344% (1 Mo. LIBOR + 1.25%	)	12/16/2019	44	43,638

Specialty Retail 0.41%
PVH Corp. Tranche A Term Loan	3.585% (1 Mo. LIBOR + 1.50%	)	5/19/2021	755	754,967

Telecommunications: Wireless 0.27%
American Tower Corporation 2017 Term Loan	3.344% (1 Mo. LIBOR + 1.25%	)	1/31/2023	500	501,250
Total Floating Rate Loans (cost $2,004,085)					2,013,246

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(d) 1.81%

Argentina
City of Buenos Aires	34.857% (BADLAR + 3.75%	)#	2/22/2028	ARS	41,000	$1,166,655
City of Buenos Aires	35.426% (BADLAR + 3.25%	)#	3/29/2024	ARS	39,830	1,172,866
Provincia de Mendoza	36.064% (BADLAR + 4.38%	)#	6/9/2021	ARS	33,750	1,015,658
Total						3,355,179
Total Foreign Government Obligations (cost $7,029,901)						3,355,179

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.65%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.634%	#(e)	10/25/2030		$376	375,692
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.289%	#(e)	9/25/2044		500	499,664
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.169%	#(e)	11/25/2044		100	100,054
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.882%	#(e)	2/25/2045		100	100,230
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#(e)	4/25/2045		261	262,012
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.942%	#(e)	6/25/2047		200	201,439
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%	#(e)	8/25/2045		303	304,145
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684%	#(e)	8/25/2045		200	198,866
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.477%	#(e)	5/25/2045		100	100,265
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.262%	#(e)	4/25/2046		400	399,879
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.071%	#(e)	10/25/2047		415	412,771
Government National Mortgage Assoc. 2013-171 IO	0.889%	#(e)	6/16/2054		12,831	594,427
Government National Mortgage Assoc. 2013-193 IO	0.929%	#(e)	1/16/2055		1,280	60,005
Government National Mortgage Assoc. 2014-15 IO	0.762%	#(e)	8/16/2054		11,608	466,313
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049		69	66,049
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047		75	74,180
Government National Mortgage Assoc. 2014-78 IO	0.577%	#(e)	3/16/2056		720	25,021
Government National Mortgage Assoc. 2015-33 AS	2.90%	#(e)	5/16/2054		302	293,143
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(e)	8/16/2055		180	177,543
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(e)	2/16/2053		1,134	1,107,870
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058		985	953,754
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $7,755,680)						6,773,322

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.67%
Federal Home Loan Mortgage Corp.	3.574% (12 Mo. LIBOR + 1.66%	)#	2/1/2038		272	283,657
Federal Home Loan Mortgage Corp.	3.589% (12 Mo. LIBOR + 1.79%	)#	12/1/2036		311	327,857
Federal Home Loan Mortgage Corp.	3.599% (12 Mo. LIBOR + 1.71%	)#	4/1/2037		248	259,255

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.62% (12 Mo. LIBOR + 1.78%	)#	5/1/2036	$192	$202,531
Federal Home Loan Mortgage Corp.	3.817% (1 Yr Treasury Constant Maturity Rate + 2.51%	)#	12/1/2035	343	365,644
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	21	21,280
Federal National Mortgage Assoc.	3.22% (12 Mo. LIBOR + 1.46%	)#	12/1/2035	286	298,388
Federal National Mortgage Assoc.	3.321% (12 Mo. LIBOR + 1.52%	)#	2/1/2036	156	163,188
Federal National Mortgage Assoc.	3.541% (12 Mo. LIBOR + 1.62%	)#	1/1/2038	167	174,484
Federal National Mortgage Assoc.	3.561% (12 Mo. LIBOR + 1.81%	)#	10/1/2040	369	386,314
Federal National Mortgage Assoc.	3.562% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	388	406,593
Federal National Mortgage Assoc.	3.578% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	358	376,936
Federal National Mortgage Assoc.	3.601% (12 Mo. LIBOR + 1.69%	)#	8/1/2038	103	107,974
Federal National Mortgage Assoc.	3.603% (12 Mo. LIBOR + 1.66%	)#	9/1/2038	139	146,319
Federal National Mortgage Assoc.	3.627% (12 Mo. LIBOR + 1.80%	)#	11/1/2040	1,323	1,391,236
Federal National Mortgage Assoc.	3.646% (12 Mo. LIBOR + 1.57%	)#	11/1/2036	471	491,143
Federal National Mortgage Assoc.	3.652% (1 Yr Treasury Constant Maturity Rate + 2.23%	)#	3/1/2038	98	102,716
Federal National Mortgage Assoc.	3.677% (1 Yr Treasury Constant Maturity Rate + 2.20%	)#	1/1/2038	147	155,491
Federal National Mortgage Assoc.	3.727% (12 Mo. LIBOR + 1.76%	)#	11/1/2038	247	260,211
Federal National Mortgage Assoc.	3.983% (12 Mo. LIBOR + 1.90%	)#	12/1/2038	79	83,369
Federal National Mortgage Assoc.	5.50%		11/1/2034	380	413,444
Federal National Mortgage Assoc.	5.50%		2/1/2034	350	380,929
Total Government Sponsored Enterprises Pass-Throughs (cost $6,809,870)					6,798,959

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.46%
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	990	980,771	(f)
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	3.503% (1 Mo. LIBOR + 1.43%	)#(e)	11/15/2033	63	63,087
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	113	113,652

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	$238	$225,104
BBCMS Trust 2015-VFM X IO†	0.567%	#(e)	3/12/2036	50,698	1,073,526
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	67	68,605
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	619	623,384
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	619	630,581
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.947%	#(e)	12/15/2047	133	140,465
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.338%	#(e)	11/10/2049	2,051	156,971
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	322,772
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	242,052
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.379%	#(e)	5/10/2047	3,706	196,346
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.323%	#(e)	7/10/2047	3,784	51,834
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.555%	#(e)	6/10/2048	3,967	93,649
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	507	491,253
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	283	274,341
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	100	96,377
Citigroup Commercial Mortgage Trust 2016-SMPL XCP IO†	1.977%	#(e)	9/10/2031	47,247	159,874
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.15%	#(e)	7/10/2046	100	103,820
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	383	378,654
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	244	234,763
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	357	345,576
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.355%	#(e)	8/10/2047	1,639	73,733
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.123%	#(e)	10/10/2047	58,568	264,241
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.176%	#(e)	9/10/2047	3,608	135,326
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807%	#(e)	5/10/2048	1,000	996,245
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	4.373% (1 Mo. LIBOR + 2.30%	)#(e)	10/15/2034	734	736,215

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(e)	10/15/2034	$6,243	$40,510	(f)
Commercial Mortgage Trust 2006-GG7 AM	5.951%	#(e)	7/10/2038	322	322,017
Core Industrial Trust 2015-WEST XA IO†	1.076%	#(e)	2/10/2037	2,882	157,303
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	278	282,491
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#(e)	9/15/2037	20,000	643,300
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.573% (1 Mo. LIBOR + 2.50%	)#(e)	11/15/2033	419	421,480
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.573% (1 Mo. LIBOR + 3.50%	)#(e)	11/15/2033	476	480,267
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	1,200	1,182,767
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(e)	7/10/2044	100	103,306
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	293	284,015
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#(e)	6/10/2034	764	13,762
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495%	#(e)	12/15/2034	320	319,123
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	300	301,535
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	228	227,456
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	408	408,426
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	761	756,198
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	95	97,550
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	614	594,984
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	155	150,571	(f)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	270	267,228	(f)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	367	363,894	(f)
H/2 Asset Funding 2015-1A-AFL	3.734% (1 Mo. LIBOR + 1.70%	)	6/24/2049	173	175,249	(f)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	86	86,381	(f)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	369	369,533	(f)
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(e)	8/5/2034	837	779,402
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	106	102,692
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	281	286,548
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(e)	11/15/2043	250	255,948
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	195	194,944

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.289%	#(e)	4/15/2047	$1,852	$39,737
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.421%	#(e)	4/15/2047	1,000	18,309
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	1,359	1,340,402
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931%	#(e)	6/10/2027	866	851,928
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#(e)	6/10/2027	1,487	4,788
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#(e)	6/10/2027	661	443
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	4.273% (1 Mo. LIBOR + 2.20%	)#(e)	12/15/2030	144	144,387
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	5.173% (1 Mo. LIBOR + 3.10%	)#(e)	12/15/2030	500	501,548
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	34	33,868
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.967%	#(e)	5/15/2048	2,786	89,944
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO†	0.206%	#(e)	9/5/2032	46,250	130,425
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	309	302,761
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	141	138,374
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	178	175,329
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345%	#(e)	10/5/2031	1,543	52,177
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#(e)	10/5/2031	1,000	19,365
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952%	#(e)	11/14/2027	156	154,699
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033%	#(e)	1/20/2041	733	2,745
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(e)	4/20/2048	218	216,012
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	26	25,753
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.846%	#(e)	7/15/2050	9,645	296,147
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.591%	#(e)	11/15/2049	3,588	305,755

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	$250		$241,998
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500		485,369
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.406%	#(e)	9/13/2031	124,205		80,733
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	465		454,548
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	100		98,662
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188%	#(e)	7/13/2029	100,000		346,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100		99,905
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.794%	#(e)	8/15/2049	1,091		99,107
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.135%	#(e)	8/15/2049	1,538		102,074
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	156		150,079
MSCG Trust 2016-SNR A†	3.46%	#(e)	11/15/2034	612		602,323
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	296		290,737
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	190		189,288
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(e)	11/15/2032	367		369,562
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917%	#(e)	11/15/2032	91		90,732
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	1,139		1,135,321
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	261		261,416
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.783%	#(e)	11/15/2043	250		255,775
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.863%	#(e)	6/15/2048	2,423		89,839
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101%	#(e)	6/15/2048	40,645		124,699
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.62%	#(e)	4/15/2050	24,333		701,912
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.916%	#(e)	9/15/2048	2,540		100,382
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.161%	#(e)	10/15/2049	4,661		334,002
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	3		3,317
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	–	(g)	67
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.209%	#(e)	5/15/2047	3,605		151,752
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.724%	#(e)	5/15/2047	765		25,285

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.758%	#(e)	8/15/2047	$15,000	$552,455
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.04%	#(e)	9/15/2057	12,269	485,962
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.496%	#(e)	9/15/2057	14,000	334,449
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.788%	#(e)	10/15/2057	7,659	225,210
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(e)	10/15/2057	5,000	76,655
Total Non-Agency Commercial Mortgage-Backed Securities (cost $33,100,922)					32,346,608

U.S. TREASURY OBLIGATION 5.83%
U.S. Treasury Bill (cost $10,797,625)	Zero Coupon		7/26/2018	10,811	10,798,585
Total Long-Term Investments (cost $149,538,796)					143,832,624

SHORT-TERM INVESTMENTS 14.83%

ASSET-BACKED SECURITY 0.00%

Other
DLL Securitization Trust 2017-A A1† (cost $1,058)	1.50%		11/15/2018	1	1,058

COMMERCIAL PAPER 8.89%

Auto Loans 0.54%
General Motors Financial Co., Inc.	2.54%		7/26/2018	1,000	998,333

Beverages 1.61%
Constellation Brands, Inc.	2.418%		7/3/2018	1,000	999,934
Constellation Brands, Inc.	2.489%		7/26/2018	1,000	998,367
Constellation Brands, Inc.	2.489%		7/19/2018	1,000	998,843
Total					2,997,144

Building Materials 0.54%
Sherwin Williams Co.	2.347%		7/2/2018	1,000	1,000,000

Chemicals 0.54%
Nutrien Ltd.	2.566%		8/22/2018	1,000	996,430

Electric: Integrated 0.54%
Entergy Corp.	2.602%		8/17/2018	1,000	996,742

Energy: Exploration & Production 0.54%
Energy Transfer Partners	2.842%		7/2/2018	1,000	1,000,000

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 0.54%
Enbridge Energy Partners LP	3.048%		7/18/2018	$1,000	$998,667

Hotels 0.54%
Marriott International, Inc.	2.523%		8/6/2018	1,000	997,589

Machinery 1.08%
CNH Industrial Capital LLC	2.774%		7/18/2018	1,000	998,786
CNH Industrial Capital LLC	3.024%		7/16/2018	1,000	998,849
Total					1,997,635

Media: Content 0.54%
Discovery Communications LLC	2.733%		7/20/2018	1,000	998,655

Printing & Publishing 1.07%
Thomson Reuters Corp.	2.439%		7/10/2018	1,000	999,467
Thomson Reuters Corp.	2.584%		8/6/2018	1,000	997,530
Total					1,996,997

Telecommunications: Wireline Integrated & Services 0.81%
AT&T, Inc.	2.439%		7/23/2018	1,500	1,497,900
Total Commercial Paper (cost $16,474,915)					16,476,092

CORPORATE BONDS 1.62%

Cable & Satellite Television 0.54%
Time Warner Cable LLC	6.75%		7/1/2018	1,000	1,000,000

Electric: Integrated 0.54%
Pacific Gas & Electric Co.	2.549% (3 Mo. LIBOR + .23%	)#	11/28/2018	1,000	996,138

Tobacco 0.54%
Imperial Brands Finance plc (United Kingdom)†(b)	2.05%		7/20/2018	1,000	999,813
Total Corporate Bonds (cost $2,999,882)					2,995,951

REPURCHASE AGREEMENT 4.32%
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $8,140,000 of U.S. Treasury Note at 1.375% due 12/31/2018; value: $8,161,962; proceeds: $7,999,810 (cost $7,999,110)				7,999	7,999,110
Total Short-Term Investments (cost $27,474,965)					27,472,211
Total Investments in Securities 92.45% (cost $177,013,761)					171,304,835
Foreign Cash and Other Assets in Excess of Liabilities(h) 7.55%					13,985,783
Net Assets 100.00%					$185,290,618

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

BADLAR	Banco de la Republica Argentina.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
ARS	Argentine Peso.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2018.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at June 30, 2018.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Amount is less than $1,000.
(h)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Colombian peso	Buy	Goldman Sachs	8/2/2018	1,421,056,000	$483,846	$484,248	$402
Czech koruna	Buy	Citibank	8/2/2018	41,185,000	1,851,909	1,855,097	3,188
Hungarian forint	Buy	Bank of America	8/2/2018	80,877,000	287,275	287,333	58
Mexican peso	Buy	Standard Chartered Bank	8/2/2018	89,925,000	4,367,731	4,506,725	138,994
Peruvian Nuevo sol	Buy	BNP Paribas S.A.	8/2/2018	9,570,000	2,900,791	2,910,696	9,905
Philippine peso	Buy	Goldman Sachs	8/1/2018	10,545,000	197,121	197,173	52
Polish zloty	Buy	Barclays Bank plc	8/2/2018	941,000	251,307	251,325	18
Russian ruble	Buy	Goldman Sachs	8/1/2018	99,000,000	1,555,351	1,571,492	16,141
South African rand	Buy	Citibank	8/2/2018	15,648,000	1,136,264	1,136,400	136
Brazilian real	Sell	J.P. Morgan	7/12/2018	532,000	142,513	137,116	5,397
Chilean peso	Sell	Goldman Sachs	8/2/2018	79,254,000	125,133	121,306	3,827
Chinese yuan renminbi	Sell	Barclays Bank plc	7/12/2018	7,245,000	1,093,998	1,093,387	611
Chinese yuan renminbi	Sell	Standard Chartered Bank	7/12/2018	1,146,000	178,585	172,950	5,635
Colombian peso	Sell	Credit Suisse	7/12/2018	357,185,000	124,893	121,809	3,084
Czech koruna	Sell	Bank of America	7/12/2018	18,000,000	843,993	809,994	33,999
Czech koruna	Sell	Citibank	7/12/2018	5,146,000	234,142	231,568	2,574
Hungarian forint	Sell	Bank of America	7/12/2018	108,059,000	396,937	383,405	13,532
Israeli new shekel	Sell	Bank of America	7/12/2018	1,611,000	452,722	440,653	12,069
Israeli new shekel	Sell	Goldman Sachs	7/12/2018	429,000	120,205	117,343	2,862
Malaysian ringgit	Sell	Barclays Bank plc	7/12/2018	572,000	143,032	141,713	1,319
Mexican peso	Sell	State Street Bank and Trust	7/12/2018	15,858,000	806,277	797,336	8,941
Peruvian Nuevo sol	Sell	BNP Paribas S.A.	7/12/2018	5,574,000	1,700,168	1,696,698	3,470

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Open Forward Foreign Currency Exchange Contracts at June 30, 2018 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Peruvian Nuevo sol	Sell	Goldman Sachs	7/12/2018	409,000	$124,825	$124,498	$327
Philippine peso	Sell	Goldman Sachs	7/12/2018	5,702,000	107,140	106,801	339
Romanian new leu	Sell	Bank of America	7/12/2018	2,158,000	540,850	540,121	729
Singapore dollar	Sell	J.P. Morgan	8/2/2018	579,000	433,614	425,193	8,421
South African rand	Sell	BNP Paribas S.A.	7/12/2018	1,418,000	107,205	103,255	3,950
South Korean won	Sell	State Street Bank and Trust	8/2/2018	3,008,422,000	2,704,564	2,703,045	1,519
Thai baht	Sell	Standard Chartered Bank	7/12/2018	3,821,000	120,256	115,353	4,903
Thai baht	Sell	Standard Chartered Bank	7/12/2018	6,927,000	216,801	209,120	7,681
Turkish lira	Sell	Goldman Sachs	7/12/2018	906,000	196,422	196,389	33
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$294,116

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	BNP Paribas S.A.	8/2/2018	11,800,000	$451,157	$395,000	$(56,157)
Argentine peso	Buy	BNP Paribas S.A.	8/2/2018	96,650,000	3,248,740	3,235,321	(13,419)
Argentine peso	Buy	Credit Suisse	7/12/2018	121,500,000	5,723,033	4,159,603	(1,563,430)
Argentine peso	Buy	State Street Bank and Trust	8/2/2018	19,800,000	792,000	662,797	(129,203)
Brazilian real	Buy	Barclays Bank plc	8/2/2018	3,467,000	896,735	891,365	(5,370)
Brazilian real	Buy	Citibank	8/2/2018	33,302,000	8,666,753	8,561,934	(104,819)
Brazilian real	Buy	Goldman Sachs	7/12/2018	6,500,000	1,903,312	1,675,294	(228,018)
Chilean peso	Buy	J.P. Morgan	8/2/2018	93,056,000	142,954	142,432	(522)
Chilean peso	Buy	State Street Bank and Trust	8/2/2018	143,400,000	224,871	219,489	(5,382)
Chilean peso	Buy	State Street Bank and Trust	8/2/2018	3,985,000,000	6,351,002	6,099,454	(251,548)
Chinese yuan renminbi	Buy	Bank of America	7/12/2018	939,000	148,232	141,710	(6,522)
Chinese yuan renminbi	Buy	Barclays Bank plc	8/2/2018	22,466,000	3,507,244	3,383,510	(123,734)
Chinese yuan renminbi	Buy	State Street Bank and Trust	7/12/2018	48,000,000	7,576,953	7,243,971	(332,982)
Colombian peso	Buy	Barclays Bank plc	7/12/2018	5,493,000,000	1,959,358	1,873,258	(86,100)
Colombian peso	Buy	BNP Paribas S.A.	8/2/2018	6,221,000,000	2,164,956	2,119,906	(45,050)
Colombian peso	Buy	Citibank	8/2/2018	18,733,450,000	6,505,800	6,383,726	(122,074)
Czech koruna	Buy	Citibank	7/12/2018	91,425,000	4,484,885	4,114,093	(370,792)
Hungarian forint	Buy	Citibank	7/12/2018	410,000,000	1,637,076	1,454,723	(182,353)
Hungarian forint	Buy	Standard Chartered Bank	8/2/2018	924,100,000	3,517,306	3,283,059	(234,247)
Indian rupee	Buy	J.P. Morgan	8/2/2018	30,417,000	451,144	442,491	(8,653)
Indian rupee	Buy	J.P. Morgan	8/2/2018	713,562,000	10,596,878	10,380,531	(216,347)

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Open Forward Foreign Currency Exchange Contracts at June 30, 2018 (continued):

Forward Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Indonesian rupiah	Buy	Goldman Sachs	8/2/2018	26,514,911,000	$1,847,987	$1,847,552	$(435)
Indonesian rupiah	Buy	J.P. Morgan	7/12/2018	70,000,000,000	5,045,409	4,899,988	(145,421)
Indonesian rupiah	Buy	J.P. Morgan	8/2/2018	10,377,354,000	744,751	723,091	(21,660)
Indonesian rupiah	Buy	State Street Bank and Trust	8/2/2018	66,470,000,000	4,775,144	4,631,612	(143,532)
Israeli new shekel	Buy	Bank of America	7/12/2018	19,000,000	5,459,135	5,197,025	(262,110)
Israeli new shekel	Buy	State Street Bank and Trust	8/2/2018	2,919,000	825,919	799,604	(26,315)
Malaysian ringgit	Buy	Barclays Bank plc	7/12/2018	13,360,000	3,448,365	3,309,935	(138,430)
Malaysian ringgit	Buy	Barclays Bank plc	8/2/2018	7,925,000	1,979,419	1,961,715	(17,704)
Malaysian ringgit	Buy	State Street Bank and Trust	8/2/2018	6,696,000	1,680,723	1,657,494	(23,229)
Malaysian ringgit	Buy	State Street Bank and Trust	8/2/2018	6,734,000	1,667,657	1,666,900	(757)
Mexican peso	Buy	Citibank	7/12/2018	2,826,000	147,979	142,091	(5,888)
Mexican peso	Buy	State Street Bank and Trust	7/12/2018	159,500,000	8,600,720	8,019,621	(581,099)
Peruvian Nuevo sol	Buy	BNP Paribas S.A.	7/12/2018	6,900,000	2,110,092	2,100,326	(9,766)
Peruvian Nuevo sol	Buy	BNP Paribas S.A.	8/2/2018	8,149,000	2,496,018	2,478,502	(17,516)
Peruvian Nuevo sol	Buy	J.P. Morgan	7/12/2018	7,580,000	2,328,224	2,307,315	(20,909)
Philippine peso	Buy	Barclays Bank plc	7/12/2018	355,100,000	6,765,356	6,651,162	(114,194)
Philippine peso	Buy	Goldman Sachs	7/12/2018	39,000,000	749,856	730,485	(19,371)
Philippine peso	Buy	UBS AG	8/1/2018	100,570,000	1,905,590	1,880,487	(25,103)
Polish zloty	Buy	Citibank	8/2/2018	15,590,000	4,382,467	4,163,817	(218,650)
Polish zloty	Buy	Citibank	8/2/2018	1,157,000	313,706	309,015	(4,691)
Polish zloty	Buy	Citibank	8/2/2018	6,460,000	1,794,297	1,725,353	(68,944)
Romanian new leu	Buy	Citibank	7/12/2018	22,750,000	6,047,355	5,694,048	(353,307)
Romanian new leu	Buy	J.P. Morgan	8/2/2018	7,370,000	1,890,212	1,842,926	(47,286)
Russian ruble	Buy	Goldman Sachs	8/1/2018	11,285,000	179,500	179,134	(366)
Russian ruble	Buy	J.P. Morgan	7/12/2018	245,240,000	4,007,392	3,901,235	(106,157)
Russian ruble	Buy	J.P. Morgan	8/1/2018	240,000,000	3,848,933	3,809,677	(39,256)
Singapore dollar	Buy	Bank of America	8/2/2018	7,120,000	5,326,949	5,228,622	(98,327)
South African rand	Buy	Bank of America	8/2/2018	21,150,000	1,698,561	1,535,970	(162,591)
South African rand	Buy	Bank of America	8/2/2018	46,250,000	3,552,745	3,358,800	(193,945)
South African rand	Buy	J.P. Morgan	7/12/2018	1,844,000	148,066	134,275	(13,791)
South African rand	Buy	State Street Bank and Trust	7/12/2018	59,225,000	4,848,988	4,312,603	(536,385)
South Korean won	Buy	Barclays Bank plc	8/2/2018	6,242,000,000	5,859,987	5,608,392	(251,595)
Taiwan dollar	Buy	Barclays Bank plc	8/2/2018	61,000,000	2,062,762	2,006,154	(56,608)
Thai baht	Buy	BNP Paribas S.A.	8/2/2018	32,029,000	969,172	967,478	(1,694)
Thai baht	Buy	UBS AG	7/12/2018	109,500,000	3,522,033	3,305,714	(216,319)
Turkish lira	Buy	Barclays Bank plc	8/1/2018	11,691,000	2,636,748	2,513,110	(123,638)
Turkish lira	Buy	BNP Paribas S.A.	8/1/2018	4,655,000	1,002,042	1,000,644	(1,398)
Turkish lira	Buy	J.P. Morgan	8/1/2018	16,200,000	3,520,727	3,482,370	(38,357)
Turkish lira	Buy	J.P. Morgan	7/12/2018	20,433,000	4,811,163	4,429,163	(382,000)

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

Open Forward Foreign Currency Exchange Contracts at June 30, 2018 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Czech koruna	Sell	Barclays Bank plc	7/12/2018	2,598,000	$116,883	$116,909	$(26)
Indian rupee	Sell	Barclays Bank plc	8/2/2018	24,647,000	358,387	358,552	(165)
Israeli new shekel	Sell	Bank of America	7/12/2018	6,346,000	1,735,622	1,735,806	(184)
Romanian new leu	Sell	J.P. Morgan	7/12/2018	1,865,000	466,436	466,787	(351)
Romanian new leu	Sell	UBS AG	7/12/2018	1,724,000	431,245	431,496	(251)
Singapore dollar	Sell	State Street Bank and Trust	8/2/2018	1,392,000	1,021,827	1,022,225	(398)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(8,576,841)

Open Futures Contracts at June 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2018	163	Short	$(34,627,040)	$(34,527,984)	$99,056
U.S. 5-Year Treasury Note	September 2018	23	Short	(2,626,191)	(2,613,195)	12,996
Total Unrealized Appreciation on Open Futures Contracts						$112,052

Centrally Cleared Interest Rate Swap Contracts at June 30, 2018:

Central Clearing Party*	Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	1.524%	3-Month LIBOR Index	1/13/2021	$38,000,000	$39,223,574	$1,223,574

* Central Clearinghouse: Chicago Mercantile Exchange (CME)

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$30,907,829	$–	$30,907,829
Convertible Bond	–	1,001,267	–	1,001,267
Corporate Bonds	–	49,837,629	–	49,837,629
Floating Rate Loans
Software/Services	–	–	43,638	43,638
Telecommunications: Wireless	–	–	501,250	501,250
Remaining Industries	–	1,468,358	–	1,468,358
Foreign Government Obligations	–	3,355,179	–	3,355,179
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	6,773,322	–	6,773,322
Government Sponsored Enterprises Pass-Throughs	–	6,798,959	–	6,798,959
Non-Agency Commercial Mortgage-Backed Securities	–	29,912,471	2,434,137	32,346,608
U.S. Treasury Obligation	–	10,798,585	–	10,798,585
Short-Term Investments
Asset-Backed Security	–	1,058	–	1,058
Commercial Paper	–	16,476,092	–	16,476,092
Corporate Bonds	–	2,995,951	–	2,995,951
Repurchase Agreement	–	7,999,110	–	7,999,110
Total	$–	$168,325,810	$2,979,025	$171,304,835
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$294,116	$–	$294,116
Liabilities	–	(8,576,841)	–	(8,576,841)
Futures Contracts
Assets	112,052	–	–	112,052
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap
Assets	–	1,223,574	–	1,223,574
Liabilities	–	–	–	–
Total	$112,052	$(7,059,151)	$–	$(6,947,099)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS BOND FUND June 30, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Foreign Government Obligations	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2018	$2,008,544	$1,088,477	$2,405,046	$2,938,375
Accrued Discounts (Premiums)	–	555	159,648	(65,539)
Realized Gain (Loss)	–	(2,896)	(834)	–
Change in Unrealized Appreciation (Depreciation)	–	3,000	(33,016)	4,579
Purchases	–	–	–	–
Sales	–	(544,251)	(2,530,844)	(361,157)
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	(2,008,544)	–	–	(82,121)
Balance as of June 30, 2018	$–	$544,888	$–	$2,434,137
Change in unrealized appreciation/depreciation for period ended June 30, 2018 related to Level 3 investments held at June 30, 2018	$–	$2,804	$–	$3,151

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

					Shares		Fair
Investments					(000)		Value
LONG-TERM INVESTMENTS 104.88%

COMMON STOCK 0.08%

Metals & Minerals: Miscellaneous
Vedanta Ltd. ADR (cost $57,262)						3	$38,366

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)

CORPORATE BONDS 101.63%

Aerospace/Defense 0.53%
Embraer Netherlands Finance BV (Netherlands)(a)	5.05%		6/15/2025			$248	252,464

Air Transportation 0.92%
Emirates Airline (United Arab Emirates)†(a)	4.50%		2/6/2025			133	132,239
Guanay Finance Ltd.†	6.00%		12/15/2020			108	108,415
Latam Finance Ltd.†	6.875%		4/11/2024			200	196,500
Total							437,154

Automotive 1.25%
Hyundai Capital America†	2.60%		3/19/2020			200	196,822
Hyundai Capital America†	3.45%		3/12/2021			400	397,086
Total							593,908

Banks: Regional 22.00%
ADCB Finance Cayman Ltd.†	4.00%		3/29/2023			200	199,700
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021			200	215,056
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%		5/21/2020			200	197,332
Banco de Bogota SA (Colombia)†(a)	4.375%		8/3/2027			200	187,000
Banco de Bogota SA (Colombia)†(a)	6.25%		5/12/2026			200	204,626
Banco de Credito del Peru†(b)	4.85%		10/30/2020		PEN	808	247,579
Banco de Credito del Peru (Peru)†(a)	4.25%		4/1/2023			$200	199,900
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027			200	180,875
Banco do Brasil SA†	4.625%		1/15/2025			200	184,450
Banco do Brasil SA†	4.875%		4/19/2023			200	191,700
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(c)		400	396,500
Banco Regional SAECA (Paraguay)†(a)	8.125%		1/24/2019			150	153,735
Bancolombia SA (Colombia)(a)	5.95%		6/3/2021			150	158,316
Bangkok Bank PCL (Hong Kong)†(a)	4.80%		10/18/2020			100	102,711

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banks: Regional (continued)
Bangkok Bank PCL (Hong Kong)†(a)	5.00%		10/3/2023		$200	$211,521
Banistmo SA (Panama)†(a)	3.65%		9/19/2022		200	189,250
Bank of China Ltd. (China)†(a)	5.00%		11/13/2024		200	204,689
Bank of China Ltd. (Hong Kong)(a)	3.875%		6/30/2025		200	198,704
Bank of India (Jersey)(a)	3.125%		5/6/2020		200	196,011
BBVA Banco Continental SA (Peru)†(a)	5.00%		8/26/2022		200	205,750
BBVA Bancomer SA†	5.125% (5 Yr Treasury CMT + 2.65%	)#	1/18/2033		250	222,812
Industrial & Commercial Bank of China Ltd.	3.538%		11/8/2027		250	235,262
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%		5/26/2020		400	393,779
Industrial Bank of Korea (South Korea)†(a)	2.00%		4/23/2020		200	195,311
Itau Unibanco Holding SA†	6.125% (BADLAR + 3.98%	)#	–	(c)	200	187,250
KEB Hana Bank (South Korea)(a)	4.25%		10/14/2024		200	197,705
Korea Development Bank (The) (South Korea)(a)	2.50%		1/13/2021		200	195,346
National Savings Bank (Sri Lanka)†(a)	5.15%		9/10/2019		200	197,580
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%		5/30/2022		200	191,095
Popular, Inc.	7.00%		7/1/2019		30	30,600
QNB Finance Ltd.	2.875%		4/29/2020		400	395,180
QNB Finansbank AS (Turkey)†(a)	4.875%		5/19/2022		200	187,507
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%		5/23/2023		250	248,820
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		200	209,376
Shinhan Bank (South Korea)†(a)	2.25%		4/15/2020		200	196,097
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%		4/20/2021		400	400,428
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%		6/4/2019		200	189,672
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%		2/11/2021		200	174,403
Turkiye Is Bankasi AS (Turkey)†(a)	5.00%		4/30/2020		400	386,513
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.625%		5/30/2022		400	363,020
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.75%		1/30/2023		200	179,066
United Overseas Bank Ltd. (Singapore)(a)	3.50% (5 Yr Swap rate + 2.24%	)#	9/16/2026		200	196,479
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%		11/22/2025		400	424,585
Woori Bank (South Korea)†(a)	4.75%		4/30/2024		200	199,946
Zenith Bank plc (Nigeria)†(a)	6.25%		4/22/2019		200	200,654
Zenith Bank plc (Nigeria)†(a)	7.375%		5/30/2022		400	399,676
Total						10,423,567

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Beverages 0.71%
Becle SAB de CV (Mexico)†(a)	3.75%	5/13/2025	$350	$337,807

Building Materials 1.60%
Cementos Pacasmayo SAA (Peru)†(a)	4.50%	2/8/2023	200	196,500
Cemex Finance LLC†	6.00%	4/1/2024	200	203,250
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	200	161,000
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	5.25%	6/23/2024	200	196,000
Total				756,750

Business Services 2.73%
Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(a)	5.95%	12/15/2039	400	392,146
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%	7/30/2027	400	364,676
Autopistas del Sol SA (Costa Rica)†(a)	7.375%	12/30/2030	193	194,952
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	300	343,134
Total				1,294,908

Chemicals 4.50%
Braskem Netherlands Finance BV (Netherlands)†(a)	4.50%	1/10/2028	400	368,500
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.50%	7/19/2022	200	193,215
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027	200	184,771
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022	200	191,876
GC Treasury Center Co., Ltd. (Thailand)†(a)	4.25%	9/19/2022	200	199,336	(e)
Mexichem SAB de CV (Mexico)†(a)	5.50%	1/15/2048	200	175,012
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	210,813
Petkim Petrokimya Holding AS (Turkey)†(a)	5.875%	1/26/2023	250	228,068
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%	4/24/2023	200	189,710
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	200	189,183
Total				2,130,484

Coal 0.71%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	51	50,486
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	306	288,204
Total				338,690

Computer Hardware 0.42%
HT Global IT Solutions Holdings Ltd. (Mauritius)†(a)	7.00%	7/14/2021	200	199,990

Computer Software 0.40%
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	188,424

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified 1.20%
CK Hutchison International 17 Ltd.†	3.50%	4/5/2027	$200	$192,072
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027	200	183,500
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	200	192,645
Total				568,217

Drugs 1.68%
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	191,672
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	216,109
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	170	136,824
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	250	249,958
Total				794,563

Electric: Power 10.50%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	196,595
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.375%	6/22/2026	400	395,464
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	200	199,885
Capex SA (Argentina)†(a)	6.875%	5/15/2024	200	179,324
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	200	196,750
Colbun SA (Chile)†(a)	3.95%	10/11/2027	200	186,975
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	108,502
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	189,140
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	192,500
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	199,140
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	387,047
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	200	191,548
Fenix Power Peru SA (Peru)†(a)	4.317%	9/20/2027	250	235,875
Infraestructura Energetica Nova SAB de CV (Mexico)†(a)	4.875%	1/14/2048	200	172,000
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	450	434,078
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	200	180,000
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	200	182,731
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	200	181,000
Perusahaan Listrik Negara PT (Indonesia)†(a)	6.15%	5/21/2048	200	202,551

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Electric: Power (continued)
Saudi Electricity Global Sukuk Co. 3†	5.50%		4/8/2044		$400	$410,057
State Grid Overseas Investment 2016 Ltd.†	2.25%		5/4/2020		200	196,236
Terraform Global Operating LLC†	6.125%		3/1/2026		157	155,430
Total						4,972,828

Energy Equipment & Services 0.65%
Greenko Dutch BV (Netherlands)†(a)	5.25%		7/24/2024		200	183,600
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(a)	6.875%		2/1/2025		150	125,250
Total						308,850

Engineering & Contracting Services 2.35%
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%		2/5/2023		200	198,972
Delhi International Airport Ltd. (India)†(a)	6.125%		10/31/2026		200	197,226
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%		10/27/2027		200	169,794
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%		11/9/2024		200	178,485
Indo Energy Finance II BV (Netherlands)†(a)	6.375%		1/24/2023		200	188,908
Mexico City Airport Trust (Mexico)†(a)	5.50%		7/31/2047		200	179,200
Total						1,112,585

Financial Services 2.41%
China Cinda Finance Ltd.	4.10%		3/9/2024		200	195,950
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50% (5 Yr Treasury CMT + 7.77%	)#	1/1/1900	(c)	200	195,932
Intercorp Financial Services, Inc. (Peru)†(a)	4.125%		10/19/2027		200	183,950
SURA Asset Management SA (Colombia)†(a)	4.375%		4/11/2027		400	383,500
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(a)	7.00%		1/15/2025		200	184,250
Total						1,143,582

Food 1.97%
Arcor SAIC (Argentina)†(a)	6.00%		7/6/2023		185	185,370
BRF GmbH (Austria)†(a)	4.35%		9/29/2026		200	167,000
Cencosud SA (Chile)†(a)	4.375%		7/17/2027		200	184,100
Gruma SAB de CV (Mexico)†(a)	4.875%		12/1/2024		200	204,020
Sigma Finance Netherlands BV (Netherlands)†(a)	4.875%		3/27/2028		200	192,000
Total						932,490

Foreign Government 0.42%
EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%		2/19/2019		200	199,714

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Health Care Services 0.38%
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%		1/17/2028		$200	$178,625

Household Equipment/Products 0.41%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%		5/9/2020		200	195,763

Investment Management Companies 1.34%
GrupoSura Finance SA†	5.50%		4/29/2026		200	204,702
Huarong Finance II Co. Ltd. (Hong Kong)(a)	4.625%		6/3/2026		200	193,010
JSC Georgia Capital (Georgia)†(a)	6.125%		3/9/2024		250	235,312
Total						633,024

Machinery: Agricultural 1.24%
Kernel Holding SA (Ukraine)†(a)	8.75%		1/31/2022		200	197,155
MHP Lux SA (Luxembourg)†(a)	6.95%		4/3/2026		200	187,693
MHP SE (Ukraine)†(a)	7.75%		5/10/2024		200	200,888
Total						585,736

Manufacturing 0.40%
Halcyon Agri Corp. Ltd. (Singapore)(a)	4.50% (2 Yr Treasury CMT + 8.31%	)#	–	(c)	200	189,573

Media 0.72%
Grupo Televisa SAB (Mexico)(a)	6.625%		1/15/2040		132	144,859
Myriad International Holdings BV (Netherlands)†(a)	4.85%		7/6/2027		200	196,256
Total						341,115

Metals & Minerals: Miscellaneous 5.18%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%		4/15/2040		150	149,850
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%		5/15/2022		66	62,700
Cia Minera Milpo SAA (Peru)†(a)	4.625%		3/28/2023		200	198,000
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.50%		8/1/2047		200	195,062
First Quantum Minerals Ltd. (Canada)†(a)	6.875%		3/1/2026		200	192,000
First Quantum Minerals Ltd. (Canada)†(a)	7.00%		2/15/2021		230	232,731
First Quantum Minerals Ltd. (Canada)†(a)	7.50%		4/1/2025		200	198,130
Fresnillo plc (Mexico)†(a)	5.50%		11/13/2023		200	207,000
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%		4/11/2023		400	382,276
Nexa Resources SA (Brazil)†(a)	5.375%		5/4/2027		200	194,500
Press Metal Labuan Ltd. (Malaysia)(a)	4.80%		10/30/2022		200	185,382
Southern Copper Corp. (Peru)(a)	5.875%		4/23/2045		240	256,093
Total						2,453,724

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Natural Gas 1.63%
China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	$200	$200,100
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	198,250
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	164	179,889
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	193,370
Total				771,609

Oil 14.63%
CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	3.875%	5/2/2022	200	201,417
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	193,079
CNPC General Capital Ltd.†	3.95%	4/19/2022	200	201,966
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023	200	189,000
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021	200	211,057
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	455	442,488
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	239	227,576
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	800	772,664
Geopark Ltd. (Chile)†(a)	6.50%	9/21/2024	200	192,862
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	200	204,250
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048	200	202,475
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	198,477
Medco Platinum Road Pte Ltd. (Singapore)†(a)	6.75%	1/30/2025	250	220,475
Petrobras Global Finance BV (Netherlands)†(a)	5.999%	1/27/2028	767	695,477
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	315,775
Petroleos del Peru SA (Peru)†(a)	5.625%	6/19/2047	200	194,700
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	102,422
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	200	187,612
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	243,708
Sinopec Group Overseas Development 2015 Ltd.†	4.10%	4/28/2045	200	186,075
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	200	187,936
Tullow Oil plc (United Kingdom)†(a)	7.00%	3/1/2025	400	379,000
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	178,609
YPF SA (Argentina)†(a)	6.95%	7/21/2027	738	635,602
YPF SA (Argentina)†(a)	7.00%	12/15/2047	217	164,920
Total				6,929,622

Oil: Crude Producers 1.52%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	200	183,860
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	196,500
Peru LNG Srl (Peru)†(a)	5.375%	3/22/2030	200	199,000

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil: Crude Producers (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	$137	$140,049
Total				719,409

Paper & Forest Products 1.26%
Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	200	206,725
Fibria Overseas Finance Ltd. (Brazil)(a)	4.00%	1/14/2025	200	184,975
Suzano Austria GmbH (Austria)†(a)	5.75%	7/14/2026	200	202,820
Total				594,520

Real Estate Investment Trusts 4.67%
China Evergrande Group (China)(a)	6.25%	6/28/2021	200	188,363
China Evergrande Group (China)(a)	8.75%	6/28/2025	200	176,377
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	198,023
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	200	210,367
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	9/28/2023	200	183,471
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	100,956
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	400	308,839
MAF Sukuk Ltd.	4.50%	11/3/2025	200	202,545
Pakuwon Prima Pte Ltd. (Singapore)(a)	5.00%	2/14/2024	200	185,631
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%	2/10/2022	250	263,425
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	195,962
Total				2,213,959

Retail 0.95%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	220	212,747
SACI Falabella (Chile)†(a)	3.75%	10/30/2027	200	185,300
Yum! Brands, Inc.	5.35%	11/1/2043	60	53,193
Total				451,240

Steel 2.68%
ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	193,690
CSN Resources SA (Brazil)(a)	6.50%	7/21/2020	155	145,119
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	233,663
Samarco Mineracao SA (Brazil)†(a)(d)	4.125%	11/1/2022	200	146,000
Vale Overseas Ltd. (Brazil)(a)	4.375%	1/11/2022	58	58,840
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	54,275
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	387	440,213
Total				1,271,800

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Technology 2.03%
Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024		$200	$196,866
Baidu, Inc. (China)(a)	3.50%	11/28/2022		200	197,067
JD.com, Inc. (China)(a)	3.875%	4/29/2026		200	188,683
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025		200	198,362
Tencent Holdings Ltd. (China)†(a)	3.925%	1/19/2038		200	182,593
Total					963,571

Telecommunications 4.36%
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022		200	132,500
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023		200	167,000
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024		200	196,942
Ooredoo International Finance Ltd.†	3.25%	2/21/2023		400	386,276
Ooredoo International Finance Ltd.†	3.875%	1/31/2028		200	189,250
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028		200	190,542
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021		200	206,587
SK Telecom Co. Ltd. (South Korea)†(a)	3.75%	4/16/2023		200	198,258
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022		200	205,000
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022		200	191,356
Total					2,063,711

Transportation: Miscellaneous 0.89%
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042		200	217,118
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024		200	202,502
Total					419,620

Utilities 0.39%
Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024		200	185,900
Total Corporate Bonds (cost $50,218,225)					48,149,496

FOREIGN GOVERNMENT OBLIGATIONS 3.17%

Angola 0.42%
Angolan Government International Bond†(a)	8.25%	5/9/2028		200	200,685

Argentina 1.43%
Provincia de Buenos Aires†(a)	6.50%	2/15/2023		61	55,913
Provincia de la Rioja†(a)	9.75%	2/24/2025		300	280,704
Provincia of Neuquen†(a)	7.50%	4/27/2025		88	73,773
Provincia of Neuquen†(a)	8.625%	5/12/2028		150	137,324
Republic of Argentina(b)	7.82%	12/31/2033	EUR	110	128,663
Total					676,377

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Egypt 0.39%
Arab Republic of Egypt†(a)	7.903%	2/21/2048		$200	$182,664

Nigeria 0.40%
Republic of Nigeria†(a)	7.143%	2/23/2030		200	189,292

Qatar 0.42%
State of Qatar†(a)	5.103%	4/23/2048		200	199,846

Uruguay 0.11%
Uruguay Monetary Regulation Bill(b)	Zero Coupon	3/8/2019	UYU	1,786	53,616
Total Foreign Government Obligations (cost $1,632,366)					1,502,480
Total Investments in Long Term Securities 104.88% (cost $51,907,853)					49,690,342
Liabilities in Excess of Other Assets(f) (4.88%)					(2,310,097)
Net Assets 100.00%					$47,380,245

ADR	American Depository Receipt.
CMT	Constant Maturity Treasury.
EUR	Euro.
PEN	Peruvian nuevo sol.
PIK	Payment in Kind.
UYU	Uruguayan Peso.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2018.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

Open Forward Foreign Currency Exchange Contracts at June 30, 2018:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	State Street Bank and Trust	12/20/2018	130,000	$157,192	$153,868	$3,324

Open Futures Contracts at June 30, 2018:

					Notional		Notional	Unrealized
Type	Expiration	Contracts	Position		Amount		Value	Appreciation
U.S. 10-Year Ultra Treasury Bond	September 2018	20	Short		(2,566,840)		(2,564,688)	$2,153
U.S. 5-Year Treasury Note	September 2018	23	Long		2,609,219		2,613,195	3,976
Total Unrealized Appreciation on Open Futures Contracts								$6,129

					Notional		Notional	Unrealized
Type	Expiration	Contracts	Position		Amount		Value	Depreciation
EURO-BOBL	September 2018	2	Short	EUR	(262,346)	EUR	(264,340)	$(2,329)
U.S. 2-Year Treasury Note	September 2018	26	Long		$5,512,368		$5,507,531	(4,837)
U.S. 10-Year Treasury Note	September 2018	17	Short		(2,032,533)		(2,043,188)	(10,655)
U.S. Long Bond	September 2018	14	Short		(1,999,570)		(2,030,000)	(30,430)
Ultra Long U.S.Treasury Bond	September 2018	3	Short		(476,901)		(478,687)	(1,786)
Total Unrealized Depreciation on Open Futures Contracts								$(50,037)

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$38,366	$–	$–	$38,366
Corporate Bonds
Chemicals	–	1,931,148	199,336	2,130,484
Remaining Industries	–	46,019,012	–	46,019,012
Foreign Government Obligations	–	1,502,480	–	1,502,480
Total	$38,366	$49,452,640	$199,336	$49,690,342
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3,324	$–	$3,324
Liabilities	–	–	–	–
Futures Contracts
Assets	6,129	–	–	6,129
Liabilities	(50,037)	–	–	(50,037)
Total	$(43,908)	$3,324	$–	$(40,584)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Corporate Bonds
Balance as of January 1, 2018	$252,122
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	199,336
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(252,122)
Balance as of June 30, 2018	$199,336
Change in unrealized appreciation/depreciation for period ended June 30, 2018, related to Level 3 investments held at June 30, 2018	$–

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2018

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.77%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.77%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	823,563	$16,710
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,068,302	23,161
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	820,837	11,188
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(d)	3,421,084	17,003
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	853,817	27,057
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	545,967	13,180
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	3,617,353	26,877
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	770,026	9,132
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(j)	4,670,045	34,138
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	2,491,356	33,708
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	209,128	6,165
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(l)	782,846	3,272
Total Investments in Underlying Funds (cost $222,353,026)		221,591

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement
Repurchase Agreement dated 6/29/2018, 1.05% due 7/2/2018 with Fixed Income Clearing Corp. collateralized by $155,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $153,120; proceeds: $147,687 (cost $147,674)	$148	148
Total Investments in Securities 99.84% (cost $222,500,700)		221,739
Foreign Cash and Other Assets in Excess of Liabilities(m) 0.16%		350
Net Assets 100.00%		$222,089

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2018

*	Non-income producing security.
(a)	Affiliated issuers (See Note 13).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(m)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini NASDAQ 100	September 2018	44	Short	$(6,315,536)	$(6,218,740)	$96,796
MSCI EAFE, e-mini	September 2018	114	Short	(11,489,092)	(11,145,780)	343,312
Total Unrealized Appreciation on Open Futures Contracts						$440,108

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini Russell 2000	September 2018	66	Long	$5,545,320	$5,436,750	$(108,570)

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2018

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$221,591	$–	$–	$221,591
Short-Term Investments
Repurchase Agreement	–	148	–	148
Total	$221,591	$148	$–	$221,739
Other Financial Instruments
Futures Contracts
Assets	$440	$–	$–	$440
Liabilities	(109)	–	–	(109)
Total	$331	$–	$–	$331

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2018.

44	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2018

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund	Multi-Asset Global Opportunity Fund
ASSETS:
Investments in securities, at cost	$177,013,761	$51,907,853	$147,674
Investments in Underlying Funds, at cost	–	–	222,353,026
Investments in securities, at fair value	$171,304,835	$49,690,342	$147,674
Investments in Underlying Funds, at value	–	–	221,591,711
Deposits with brokers for futures collateral	751,000	82,857	675,085
Deposits with brokers for forwards/swaps collateral	8,462,602	–	–
Foreign cash, at value (cost $205,988, $0 and $0, respectively)	184,508	–	–
Receivables:
Capital shares sold	12,377,724	256,918	799,429
Interest and dividends	1,228,442	753,800	–
Interest and dividends from Underlying Funds	–	–	859,654
Investment securities sold	1,252,615	778,926	–
Investment in Underlying Funds sold	–	–	77,154
From advisor (See Note 3)	–	25,043	5,577
Variation margin for futures contracts	5,203	4,347	–
Unrealized appreciation on forward foreign currency exchange contracts	294,116	3,324	–
Prepaid expenses and other assets	76,878	68,013	64,574
Total assets	195,937,923	51,663,570	224,220,858
LIABILITIES:
Payables:
Capital shares reacquired	61,705	3,464,323	144,264
Investment securities purchased	–	202,757	–
Investment in Underlying Funds purchased	–	–	851,444
To bank	62,616	302,292	–
Management fee	73,711	32,095	18,612
Directors’ fees	69,517	2,515	45,785
Variation margin for futures contracts	–	–	91,588
12b-1 distribution plan	12,517	7,774	56,315
Fund administration	5,897	1,834	7,445
Variation margin for centrally cleared credit default swap agreements	104,276	–	–
Unrealized depreciation on forward foreign currency exchange contracts	8,576,841	–	–
Distributions payable	1,479,109	210,750	776,480
Accrued expenses	201,116	58,985	139,985
Total liabilities	10,647,305	4,283,325	2,131,918
NET ASSETS	$185,290,618	$47,380,245	$222,088,940
COMPOSITION OF NET ASSETS:
Paid-in capital	$298,357,985	$50,008,838	$240,127,001
Distributions in excess of net investment income	(533,321)	(56,770)	(56,571)
Accumulated net realized loss on investments, investments, futures contracts, foreign currency exchange contracts, swaps and foreign currency related transactions	(99,823,285)	(313,537)	(17,551,713)
Net unrealized depreciation on investments, investments, futures contracts, foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(12,710,761)	(2,258,286)	(429,777)
Net Assets	$185,290,618	$47,380,245	$222,088,940

See Notes to Financial Statements.	45

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2018

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund	Multi-Asset Global Opportunity Fund

Net assets by class:
Class A Shares	$11,095,365	$11,267,330	$130,763,194
Class C Shares	$2,057,281	$2,295,098	$28,741,287
Class F Shares	$16,557,534	$24,181,275	$5,161,175
Class F3 Shares	$412,417	$10,071	$19,678
Class I Shares	$154,326,165	$9,287,495	$14,946,933
Class R2 Shares	$70,455	$123,914	$441,724
Class R3 Shares	$260,569	$123,910	$3,025,087
Class R4 Shares	$55,182	$24,230	$520,049
Class R5 Shares	$18,586	$52,871	$37,481
Class R6 Shares	$437,064	$14,051	$38,432,332
Outstanding shares by class
Class A Shares (415, 350 and 430 million shares of common stock authorized, $.001 par value)	2,230,419	774,806	11,604,520
Class C Shares (100, 85 and 20 million shares of common stock authorized, $.001 par value)	411,041	157,820	2,844,440
Class F Shares (100, 85 and 20 million shares of common stock authorized, $.001 par value)	3,330,750	1,662,194	457,868
Class F3 Shares (20, 15 and 20 million shares of common stock authorized, $.001 par value)	83,034	692.52	1,732
Class I Shares (200, 185 and 15 million shares of common stock authorized, $.001 par value)	31,069,451	638,648	1,316,969
Class R2 Shares (20, 15 and 20 million shares of common stock authorized, $.001 par value)	14,131	8,522	38,361
Class R3 Shares (20, 15 and 20 million shares of common stock authorized, $.001 par value)	52,484	8,522	266,618
Class R4 Shares (20, 15 and 20 million shares of common stock authorized, $.001 par value)	11,096	1,667	46,201
Class R5 Shares (20, 15 and 20 million shares of common stock authorized, $.001 par value)	3,741	3,636	3,299
Class R6 Shares (20, 15 and 20 million shares of common stock authorized, $.001 par value)	87,979	966.26	3,382,213
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$4.97	$14.54	$11.27
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$5.08	$14.87	$11.53
Class C Shares-Net asset value	$5.01	$14.54	$10.10
Class F Shares-Net asset value	$4.97	$14.55	$11.27
Class F3 Shares-Net asset value	$4.97	$14.54	$11.36
Class I Shares-Net asset value	$4.97	$14.54	$11.35
Class R2 Shares-Net asset value	$4.99	$14.54	$11.51
Class R3 Shares-Net asset value	$4.96	$14.54	$11.35
Class R4 Shares-Net asset value	$4.97	$14.54	$11.26
Class R5 Shares-Net asset value	$4.97	$14.54	$11.36
Class R6 Shares-Net asset value	$4.97	$14.54	$11.36

46	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2018

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$3,623
Interest and other (net of foreign withholding taxes of $14,840, and $1,040, respectively)	4,110,751	1,458,044
Total investment income	4,110,751	1,461,667
Expenses:
Management fee	514,447	199,233
12b-1 distribution plan-Class A	16,992	12,674
12b-1 distribution plan-Class B	20	–
12b-1 distribution plan-Class C	11,931	9,825
12b-1 distribution plan-Class F	3,670	15,978
12b-1 distribution plan-Class R2	232	378
12b-1 distribution plan-Class R3	674	321
12b-1 distribution plan-Class R4	158	29
Shareholder servicing	32,350	40,192
Registration	63,056	64,935
Professional	58,061	25,583
Fund administration	41,156	11,385
Reports to shareholders	24,089	9,961
Custody	44,838	3,714
Directors’ fees	2,580	656
Other	21,347	7,493
Gross expenses	835,601	402,357
Expense reductions (See Note 9)	(359)	(519)
Fees waived and expenses reimbursed (See Note 3)	–	(121,425)
Net expenses	835,242	280,413
Net investment income	3,275,509	1,181,254
Net realized and unrealized gain (loss):
Net realized loss on investments	(322,572)	(378,916)
Net realized gain on futures contracts	333,458	185,598
Net realized gain on foreign currency exchange contracts	1,644,708	12,075
Net realized gain (loss) on swap contracts	76,107	(18,640)
Net realized loss on foreign currency related transactions	(462,627)	(1,348)
Net change in unrealized appreciation/depreciation on investments	(3,739,098)	(3,566,175)
Net change in unrealized appreciation/depreciation on futures contracts	6,004	(38,961)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(11,548,870)	5,870
Net change in unrealized appreciation/depreciation on swap contracts	507,399	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(34,459)	(157)
Net realized and unrealized loss	(13,539,950)	(3,800,654)
Net Decrease in Net Assets Resulting From Operations	$(10,264,441)	$(2,619,400)

See Notes to Financial Statements.	47

Statements of Operations (unaudited)(concluded)

For the Six Months Ended June 30, 2018

Multi-Asset Global Opportunity Fund
Investment income:
Dividends received from Underlying Funds	$2,383,724
Interest and other	1,173
Total investment income	2,384,897
Expenses:
Management fee	294,191
12b-1 distribution plan-Class A	167,551
12b-1 distribution plan-Class B	1,026
12b-1 distribution plan-Class C	157,904
12b-1 distribution plan-Class F	2,995
12b-1 distribution plan-Class R2	1,486
12b-1 distribution plan-Class R3	8,232
12b-1 distribution plan-Class R4	509
Shareholder servicing	123,577
Registration	66,779
Professional	23,177
Fund administration	47,071
Reports to shareholders	33,962
Custody	9,701
Directors’ fees	2,834
Other	6,847
Gross expenses	947,842
Expense reductions (See Note 9)	(1,730)
Fees waived and expenses reimbursed (See Note 3)	(176,514)
Net expenses	769,598
Net investment income	1,615,299
Net realized and unrealized loss:
Net realized gain on investments in Underlying Funds	2,748,055
Net realized loss on futures contracts	(1,293,643)
Net realized loss on foreign currency exchange contracts	(2,087,091)
Net realized loss on swap contracts	(358,629)
Net realized loss on foreign currency related transactions	(22,716)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(6,918,800)
Net change in unrealized appreciation/depreciation on futures contracts	2,696
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	561,719
Net change in unrealized appreciation/depreciation on swap contracts	207,784
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(38)
Net realized and unrealized loss	(7,160,663)
Net Decrease in Net Assets Resulting From Operations	$(5,545,364)

48	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
	For the Six Months	For the
	Ended June 30, 2018	Year Ended
DECREASE IN NET ASSETS	(unaudited)	December 31, 2017
Operations:
Net investment income	$3,275,509	$5,095,049
Net realized gain on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	1,269,074	12,953,445
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(14,809,024)	9,740,288
Net increase (decrease) in net assets resulting from operations	(10,264,441)	27,788,782
Distributions to shareholders from:
Net investment income
Class A	(477,469)	(790,103)
Class B	(80)	(1,236)
Class C	(74,273)	(135,794)
Class F	(213,081)	(336,935)
Class F3	(13,484)	(5,303)
Class I	(5,295,448)	(10,067,669)
Class R2	(2,069)	(3,502)
Class R3	(7,504)	(11,481)
Class R4	(3,874)	(980)
Class R5	(492)	(489)
Class R6	(15,077)	(19,673)
Total distributions to shareholders	(6,102,851)	(11,373,165)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	18,874,049	15,270,481
Reinvestment of distributions	5,911,798	11,116,218
Cost of shares reacquired	(41,900,067)	(211,222,674)
Net decrease in net assets resulting from capital share transactions	(17,114,220)	(184,835,975)
Net decrease in net assets	(33,481,512)	(168,420,358)
NET ASSETS:
Beginning of period	$218,772,130	$387,192,488
End of period	$185,290,618	$218,772,130
Undistributed (distributions in excess of) net investment income	$(533,321)	$2,294,021

See Notes to Financial Statements.	49

Statements of Changes in Net Assets (continued)

	Emerging Markets Corporate Debt Fund
	For the Six Months	For the
	Ended June 30, 2018	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2017
Operations:
Net investment income	$1,181,254	$1,750,531
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(201,231)	956,181
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(3,599,423)	638,596
Net increase (decrease) in net assets resulting from operations	(2,619,400)	3,345,308
Distributions to shareholders from:
Net investment income
Class A	(271,551)	(492,724)
Class C	(41,655)	(54,624)
Class F	(699,059)	(873,138)
Class F3	(240)	(341)
Class I	(215,460)	(451,584)
Class R2	(2,841)	(5,457)
Class R3	(2,880)	(5,476)
Class R4	(502)	(463)
Class R5	(1,197)	(1,729)
Class R6	(300)	(514)
Net realized gain
Class A	–	(142,025)
Class C	–	(21,052)
Class F	–	(253,922)
Class F3	–	(104)
Class I	–	(115,599)
Class R2	–	(1,283)
Class R3	–	(1,371)
Class R4	–	(115)
Class R5	–	(532)
Class R6	–	(117)
Total distributions to shareholders	(1,235,685)	(2,422,170)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	17,399,730	41,272,630
Reinvestment of distributions	1,216,579	2,359,131
Cost of shares reacquired	(23,129,234)	(18,806,930)
Net increase (decrease) in net assets resulting from capital share transactions	(4,512,925)	24,824,831
Net increase (decrease) in net assets	(8,368,010)	25,747,969
NET ASSETS:
Beginning of period	$55,748,255	$30,000,286
End of period	$47,380,245	$55,748,255
Distributions in excess of net investment income	$(56,770)	$(2,339)

50	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund
	For the Six Months	For the
	Ended June 30, 2018	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2017
Operations:
Net investment income	$1,615,299	$5,886,494
Capital gain distributions received from Underlying Funds	–	4,835,180
Net realized loss on futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(3,762,079)	(122,071)
Net realized gain (loss) on investments in Underlying Funds	2,748,055	(6,577,551)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(6,918,800)	25,693,969
Net change in unrealized appreciation/depreciation on futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	772,161	(1,659,626)
Net increase (decrease) in net assets resulting from operations	(5,545,364)	28,056,395
Distributions to shareholders from:
Net investment income
Class A	(969,047)	(4,709,591)
Class B	–	(23,724)
Class C	(133,585)	(1,010,951)
Class F	(44,306)	(202,526)
Class F3	(173)	(623)
Class I	(128,463)	(427,939)
Class R2	(2,217)	(16,509)
Class R3	(18,561)	(138,199)
Class R4	(3,492)	(8,388)
Class R5	(316)	(1,027)
Class R6	(336,981)	(1,792,030)
Total distributions to shareholders	(1,637,141)	(8,331,507)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	22,022,703	57,086,222
Reinvestment of distributions	1,494,560	7,672,305
Cost of shares reacquired	(40,537,800)	(78,397,900)
Net decrease in net assets resulting from capital share transactions	(17,020,537)	(13,639,373)
Net increase (decrease) in net assets	(24,203,042)	6,085,515
NET ASSETS:
Beginning of period	$246,291,982	$240,206,467
End of period	$222,088,940	$246,291,982
Distributions in excess of net investment income	$(56,571)	$(34,729)

See Notes to Financial Statements.	51

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
6/30/2018(c)	$5.42	$0.08	$(0.37)	$(0.29)	$(0.16)	$–	$(0.16)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.06	(0.57)	(0.51)	(0.07)	(0.08)	(0.15)
12/31/2014	6.25	0.06	(0.40)	(0.34)	(0.15)	–	(0.15)
12/31/2013	6.63	0.06	(0.27)	(0.21)	(0.10)	(0.07)	(0.17)
Class C
6/30/2018(c)	5.45	0.06	(0.36)	(0.30)	(0.14)	–	(0.14)
12/31/2017	5.14	0.07	0.44	0.51	(0.20)	–	(0.20)
12/31/2016	5.13	0.05	0.21	0.26	(0.25)	–	(0.25)
12/31/2015	5.79	0.03	(0.57)	(0.54)	(0.06)	(0.06)	(0.12)
12/31/2014	6.29	0.02	(0.40)	(0.38)	(0.12)	–	(0.12)
12/31/2013	6.67	0.02	(0.27)	(0.25)	(0.07)	(0.06)	(0.13)
Class F
6/30/2018(c)	5.42	0.08	(0.37)	(0.29)	(0.16)	–	(0.16)
12/31/2017	5.11	0.10	0.45	0.55	(0.24)	–	(0.24)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.25	0.06	(0.39)	(0.33)	(0.16)	–	(0.16)
12/31/2013	6.62	0.07	(0.27)	(0.20)	(0.09)	(0.08)	(0.17)
Class F3
6/30/2018(c)	5.41	0.09	(0.37)	(0.28)	(0.16)	–	(0.16)
4/4/2017 to 12/31/2017(f)	5.31	0.08	0.21	0.29	(0.19)	–	(0.19)
Class I
6/30/2018(c)	5.41	0.09	(0.37)	(0.28)	(0.16)	–	(0.16)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
12/31/2015	5.75	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.24	0.07	(0.39)	(0.32)	(0.17)	–	(0.17)
12/31/2013	6.61	0.08	(0.27)	(0.19)	(0.10)	(0.08)	(0.18)
Class R2
6/30/2018(c)	5.43	0.07	(0.36)	(0.29)	(0.15)	–	(0.15)
12/31/2017	5.12	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.11	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.77	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.26	0.03	(0.39)	(0.36)	(0.13)	–	(0.13)
12/31/2013	6.64	0.04	(0.28)	(0.24)	(0.08)	(0.06)	(0.14)

52	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.97	(5.57	)(d)	0.98	(e)	2.89	(e)	$11,095	6	(d)
5.42	10.73		0.94		1.84		17,746	35
5.11	5.68		0.99		1.51		18,357	90
5.10	(8.95)		0.98		1.10		20,466	52
5.76	(5.49)		0.98		0.93		30,554	113
6.25	(3.21)		0.99		0.97		47,961	105

5.01	(5.63	)(d)	1.60	(e)	2.34	(e)	2,057	6	(d)
5.45	10.03		1.55		1.22		3,158	35
5.14	5.03		1.60		0.91		4,025	90
5.13	(9.44)		1.59		0.49		5,558	52
5.79	(6.19)		1.61		0.31		9,675	113
6.29	(3.78)		1.62		0.34		17,378	105

4.97	(5.53	)(d)	0.87	(e)	3.03	(e)	16,558	6	(d)
5.42	10.83		0.84		1.94		7,311	35
5.11	5.79		0.89		1.61		7,366	90
5.10	(8.86)		0.88		1.19		9,439	52
5.76	(5.40)		0.88		1.03		21,550	113
6.25	(2.97)		0.89		1.06		36,181	105

4.97	(5.30	)(d)	0.76	(e)	3.36	(e)	412	6	(d)
5.41	5.45	(d)	0.75	(e)	2.06	(e)	457	35	(d)

4.97	(5.30	)(d)	0.78	(e)	3.24	(e)	154,326	6	(d)
5.41	10.96		0.74		2.03		189,184	35
5.10	5.90		0.79		1.71		356,968	90
5.09	(8.79)		0.78		1.29		442,393	52
5.75	(5.32)		0.78		1.12		317,393	113
6.24	(2.88)		0.80		1.18		295,136	105

4.99	(5.55	)(d)	1.39	(e)	2.62	(e)	70	6	(d)
5.43	10.28		1.34		1.44		79	35
5.12	5.26		1.39		1.11		96	90
5.11	(9.30)		1.38		0.70		101	52
5.77	(5.85)		1.37		0.51		110	113
6.26	(3.59)		1.40		0.58		248	105

See Notes to Financial Statements.	53

Financial Highlights (continued)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
6/30/2018(c)	$5.41	$0.07	$(0.37)	$(0.30)	$(0.15)	$–	$(0.15)
12/31/2017	5.10	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.09	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.75	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.24	0.04	(0.39)	(0.35)	(0.14)	–	(0.14)
12/31/2013	6.61	0.04	(0.26)	(0.22)	(0.09)	(0.06)	(0.15)
Class R4
6/30/2018(c)	5.42	0.09	(0.39)	(0.30)	(0.15)	–	(0.15)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
6/30/2015 to 12/31/2015(g)	5.53	0.03	(0.39)	(0.36)	(0.03)	(0.04)	(0.07)
Class R5
6/30/2018(c)	5.41	0.09	(0.37)	(0.28)	(0.16)	–	(0.16)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(g)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)
Class R6
6/30/2018(c)	5.41	0.09	(0.37)	(0.28)	(0.16)	–	(0.16)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.10	0.20	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(g)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

54	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.96	(5.73	)(d)	1.28	(e)	2.80	(e)	$261	6	(d)
5.41	10.42		1.23		1.55		264	35
5.10	5.38		1.28		1.22		296	90
5.09	(9.24)		1.27		0.81		285	52
5.75	(5.77)		1.27		0.65		524	113
6.24	(3.35)		1.28		0.70		494	105

4.97	(5.59	)(d)	1.03	(e)	3.24	(e)	55	6	(d)
5.42	10.67		0.99		1.83		27	35
5.11	5.67		1.01		1.50		10	90
5.10	(6.44	)(d)	1.01	(e)	1.13	(e)	9	52

4.97	(5.29	)(d)	0.75	(e)	3.45	(e)	19	6	(d)
5.41	10.97		0.73		2.06		11	35
5.10	5.94		0.75		1.76		10	90
5.09	(6.34	)(d)	0.76	(e)	1.37	(e)	9	52

4.97	(5.29	)(d)	0.76	(e)	3.27	(e)	437	6	(d)
5.41	10.99		0.74		2.11		524	35
5.10	6.04		0.66		1.85		10	90
5.09	(6.29	)(d)	0.67	(e)	1.47	(e)	9	52

See Notes to Financial Statements.	55

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2018(c)	$15.54	$0.31	$(0.99)	$(0.68)	$(0.32)	$–	$(0.32)
12/31/2017	15.08	0.59	0.67	1.26	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.61	0.68	1.29	(0.66)	–	(0.66)
12/31/2015	14.85	0.60	(0.33)	0.27	(0.67)	– (f)	(0.67)
12/31/2014	14.97	0.66	0.34	1.00	(0.72)	(0.40)	(1.12)
12/6/2013 to 12/31/2013(g)	15.00	0.02	(0.02)	–	(0.03)	–	(0.03)
Class C
6/30/2018(c)	15.55	0.26	(1.00)	(0.74)	(0.27)	–	(0.27)
12/31/2017	15.07	0.48	0.69	1.17	(0.53)	(0.16)	(0.69)
12/31/2016	14.45	0.50	0.68	1.18	(0.56)	–	(0.56)
12/31/2015	14.85	0.50	(0.34)	0.16	(0.56)	– (f)	(0.56)
12/31/2014	14.97	0.52	0.36	0.88	(0.60)	(0.40)	(1.00)
12/6/2013 to 12/31/2013(g)	15.00	0.01	(0.02)	(0.01)	(0.02)	–	(0.02)
Class F
6/30/2018(c)	15.55	0.31	(0.98)	(0.67)	(0.33)	–	(0.33)
12/31/2017	15.08	0.61	0.68	1.29	(0.66)	(0.16)	(0.82)
12/31/2016	14.45	0.62	0.68	1.30	(0.67)	–	(0.67)
12/31/2015	14.85	0.56	(0.28)	0.28	(0.68)	– (f)	(0.68)
12/31/2014	14.97	0.67	0.35	1.02	(0.74)	(0.40)	(1.14)
12/6/2013 to 12/31/2013(g)	15.00	0.02	(0.02)	–	(0.03)	–	(0.03)
Class F3
6/30/2018(c)	15.55	0.34	(1.00)	(0.66)	(0.35)	–	(0.35)
4/4/2017 to 12/31/2017(h)	15.43	0.48	0.32	0.80	(0.52)	(0.16)	(0.68)
Class I
6/30/2018(c)	15.55	0.32	(0.99)	(0.67)	(0.34)	–	(0.34)
12/31/2017	15.08	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.68	1.32	(0.69)	–	(0.69)
12/31/2015	14.85	0.63	(0.33)	0.30	(0.70)	– (f)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)
12/6/2013 to 12/31/2013(g)	15.00	0.02	(0.02)	–	(0.03)	–	(0.03)
Class R2
6/30/2018(c)	15.54	0.33	(0.99)	(0.66)	(0.34)	–	(0.34)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (f)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)
12/6/2013 to 12/31/2013(g)	15.00	0.02	(0.02)	–	(0.03)	–	(0.03)

56	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.54	(4.47	)(d)	1.05	(e)	1.48	(e)	4.12	(e)	$11,267	36	(d)
15.54	8.54		1.05		1.55		3.80		13,809	81
15.08	9.03		1.05		1.67		4.03		7,535	104
14.45	1.77		1.05		1.71		4.03		13,843	148
14.85	6.76		1.05		2.62		4.27		6,745	293
14.97	(0.04	)(d)	1.05	(e)	5.26	(e)	1.84	(e)	4,835	4	(d)

14.54	(4.78	)(d)	1.71	(e)	2.14	(e)	3.47	(e)	2,295	36	(d)
15.55	7.85		1.76		2.27		3.10		2,261	81
15.07	8.23		1.70		2.34		3.27		1,212	104
14.45	1.04		1.77		2.46		3.38		581	148
14.85	5.90		1.81		3.27		3.34		473	293
14.97	(0.09	)(d)	1.86	(e)	6.07	(e)	1.03	(e)	100	4	(d)

14.55	(4.43	)(d)	0.95	(e)	1.37	(e)	4.19	(e)	24,181	36	(d)
15.55	8.71		0.95		1.45		3.89		27,640	81
15.08	9.10		0.95		1.57		4.09		12,321	104
14.45	1.83		0.95		1.50		3.82		12,604	148
14.85	6.86		0.94		2.49		4.36		170	293
14.97	(0.04	)(d)	0.95	(e)	5.15	(e)	1.94	(e)	100	4	(d)

14.54	(4.29	)(d)	0.70	(e)	1.19	(e)	4.51	(e)	10	36	(d)
15.55	5.21	(d)	0.67	(e)	1.24	(e)	4.15	(e)	11	81	(d)

14.54	(4.38	)(d)	0.85	(e)	1.28	(e)	4.33	(e)	9,287	36	(d)
15.55	8.84		0.85		1.37		4.04		11,674	81
15.08	9.18		0.85		1.47		4.26		8,636	104
14.45	1.98		0.85		1.50		4.26		10,634	148
14.85	6.97		0.85		2.43		4.47		5,134	293
14.97	(0.03	)(d)	0.85	(e)	5.06	(e)	2.03	(e)	4,798	4	(d)

14.54	(4.37	)(d)	0.85	(e)	1.88	(e)	4.34	(e)	124	36	(d)
15.54	8.84		0.85		1.97		4.05		130	81
15.07	9.18		0.85		2.08		4.23		119	104
14.45	1.98		0.85		2.14		4.31		109	148
14.85	6.97		0.85		3.03		4.47		107	293
14.97	(0.03	)(d)	0.85	(e)	5.06	(e)	2.03	(e)	100	4	(d)

See Notes to Financial Statements.	57

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
6/30/2018(c)	$15.54	$0.32	$(0.98)	$(0.66)	$(0.34)	$–	$(0.34)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (f)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)
12/6/2013 to 12/31/2013(g)	15.00	0.02	(0.02)	–	(0.03)	–	(0.03)
Class R4
6/30/2018(c)	15.54	0.30	(0.98)	(0.68)	(0.32)	–	(0.32)
12/31/2017	15.07	0.59	0.68	1.27	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.60	0.68	1.28	(0.66)	–	(0.66)
6/30/2015 to 12/31/2015(i)	14.97	0.29	(0.49)	(0.20)	(0.32)	– (f)	(0.32)
Class R5
6/30/2018(c)	15.55	0.32	(0.99)	(0.67)	(0.34)	–	(0.34)
12/31/2017	15.07	0.63	0.69	1.32	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
6/30/2015 to 12/31/2015(i)	14.97	0.31	(0.49)	(0.18)	(0.34)	– (f)	(0.34)
Class R6
6/30/2018(c)	15.54	0.34	(0.99)	(0.65)	(0.35)	–	(0.35)
12/31/2017	15.07	0.65	0.68	1.33	(0.70)	(0.16)	(0.86)
12/31/2016	14.45	0.65	0.67	1.32	(0.70)	–	(0.70)
6/30/2015 to 12/31/2015(i)	14.97	0.31	(0.48)	(0.17)	(0.35)	– (f)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on December 6, 2013.
(h)	Commenced on April 4, 2017.
(i)	Commenced on June 30, 2015.

58	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.54	(4.38	)(d)	0.85	(e)	1.78	(e)	4.33	(e)	$124	36	(d)
15.54	8.84		0.85		1.87		4.04		148	81
15.07	9.18		0.85		1.98		4.23		119	104
14.45	1.98	(d)	0.85		2.04		4.31		109	148
14.85	6.97		0.85		2.93		4.47		107	293
14.97	(0.03	)(d)	0.85	(e)	5.07	(e)	2.05	(e)	100	4	(d)

14.54	(4.50	)(d)	1.10	(e)	1.52	(e)	4.05	(e)	24	36	(d)
15.54	8.57		1.11		1.62		3.80		12	81
15.07	8.92		1.10		1.71		4.00		11	104
14.45	(1.33	)(d)	1.10	(e)	1.71	(e)	3.91	(e)	10	148

14.54	(4.37	)(d)	0.85	(e)	1.28	(e)	4.33	(e)	53	36	(d)
15.55	8.84		0.85		1.37		4.04		54	81
15.07	9.18		0.85		1.49		4.22		35	104
14.45	(1.21	)(d)	0.85	(e)	1.46	(e)	4.17	(e)	10	148

14.54	(4.30	)(d)	0.67	(e)	1.10	(e)	4.51	(e)	14	36	(d)
15.54	9.01		0.70		1.22		4.21		12	81
15.07	9.26		0.77		1.27		4.31		11	104
14.45	(1.18	)(d)	0.79	(e)	1.37	(e)	4.23	(e)	10	148

See Notes to Financial Statements.	59

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2018(c)	$11.63	$0.08	$(0.36)	$(0.28)	$(0.08)	$–	$(0.08)
12/31/2017	10.69	0.28	1.06	1.34	(0.40)	–	(0.40)
12/31/2016	10.28	0.37	0.52	0.89	(0.36)	(0.12)	(0.48)
12/31/2015	12.04	0.33	(1.18)	(0.85)	(0.29)	(0.62)	(0.91)
12/31/2014	12.49	0.40	(0.12)	0.28	(0.49)	(0.24)	(0.73)
12/31/2013	11.42	0.39	1.26	1.65	(0.50)	(0.08)	(0.58)
Class C
6/30/2018(c)	10.44	0.03	(0.32)	(0.29)	(0.05)	–	(0.05)
12/31/2017	9.64	0.18	0.95	1.13	(0.33)	–	(0.33)
12/31/2016	9.31	0.26	0.48	0.74	(0.29)	(0.12)	(0.41)
12/31/2015	11.00	0.23	(1.09)	(0.86)	(0.21)	(0.62)	(0.83)
12/31/2014	11.47	0.27	(0.09)	0.18	(0.41)	(0.24)	(0.65)
12/31/2013	10.54	0.27	1.16	1.43	(0.42)	(0.08)	(0.50)
Class F
6/30/2018(c)	11.63	0.09	(0.36)	(0.27)	(0.09)	–	(0.09)
12/31/2017	10.70	0.30	1.05	1.35	(0.42)	–	(0.42)
12/31/2016	10.29	0.37	0.54	0.91	(0.38)	(0.12)	(0.50)
12/31/2015	12.05	0.35	(1.18)	(0.83)	(0.31)	(0.62)	(0.93)
12/31/2014	12.49	0.42	(0.11)	0.31	(0.51)	(0.24)	(0.75)
12/31/2013	11.43	0.44	1.22	1.66	(0.52)	(0.08)	(0.60)
Class F3
6/30/2018(c)	11.72	0.10	(0.36)	(0.26)	(0.10)	–	(0.10)
4/4/2017 to 12/31/2017(e)	11.11	0.28	0.70	0.98	(0.37)	–	(0.37)
Class I
6/30/2018(c)	11.71	0.09	(0.35)	(0.26)	(0.10)	–	(0.10)
12/31/2017	10.77	0.32	1.05	1.37	(0.43)	–	(0.43)
12/31/2016	10.35	0.41	0.52	0.93	(0.39)	(0.12)	(0.51)
12/31/2015	12.12	0.39	(1.22)	(0.83)	(0.32)	(0.62)	(0.94)
12/31/2014	12.56	0.43	(0.11)	0.32	(0.52)	(0.24)	(0.76)
12/31/2013	11.49	0.42	1.26	1.68	(0.53)	(0.08)	(0.61)
Class R2
6/30/2018(c)	11.88	0.06	(0.37)	(0.31)	(0.06)	–	(0.06)
12/31/2017	10.92	0.26	1.06	1.32	(0.36)	–	(0.36)
12/31/2016	10.49	0.35	0.53	0.88	(0.33)	(0.12)	(0.45)
12/31/2015	12.27	0.32	(1.23)	(0.91)	(0.25)	(0.62)	(0.87)
12/31/2014	12.72	0.37	(0.13)	0.24	(0.45)	(0.24)	(0.69)
12/31/2013	11.62	0.33	1.30	1.63	(0.45)	(0.08)	(0.53)

60	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.27	(2.38	)(d)	0.64	(f)	0.79	(f)	1.41	(f)	$130,763	21	(d)
11.63	12.65		0.63		0.78		2.52		139,432	58
10.69	8.86		0.38		0.79		3.56		138,336	24
10.28	(7.43)		0.35		0.74		2.90		160,336	22
12.04	2.15		0.34		0.74		3.12		167,387	41
12.49	14.66		0.31		0.77		3.20		139,986	23

10.10	(2.82	)(d)	1.39	(f)	1.54	(f)	0.63	(f)	28,741	21	(d)
10.44	11.77		1.38		1.53		1.75		32,425	58
9.64	8.15		1.12		1.54		2.79		34,137	24
9.31	(8.18)		1.10		1.49		2.14		42,026	22
11.00	1.47		1.08		1.48		2.36		45,990	41
11.47	13.76		1.05		1.51		2.45		35,963	23

11.27	(2.31	)(d)	0.49	(f)	0.64	(f)	1.50	(f)	5,161	21	(d)
11.63	12.71		0.48		0.63		2.69		5,879	58
10.70	9.01		0.23		0.64		3.57		4,867	24
10.29	(7.28)		0.20		0.59		2.98		8,747	22
12.05	2.39		0.19		0.59		3.30		12,885	41
12.49	14.73		0.16		0.62		3.60		6,472	23

11.36	(2.22	)(d)	0.27	(f)	0.42	(f)	1.78	(f)	20	21	(d)
11.72	8.84	(d)	0.29	(f)	0.44	(f)	3.25	(f)	20	58

11.35	(2.24	)(d)	0.39	(f)	0.54	(f)	1.61	(f)	14,947	21	(d)
11.71	12.83		0.38		0.53		2.82		13,497	58
10.77	9.18		0.13		0.54		3.89		11,092	24
10.35	(7.23)		0.10		0.48		3.21		10,633	22
12.12	2.47		0.09		0.49		3.34		42,754	41
12.56	14.85		0.06		0.52		3.44		34,086	23

11.51	(2.62	)(d)	0.99	(f)	1.14	(f)	0.99	(f)	442	21	(d)
11.88	12.21		0.98		1.13		2.29		585	58
10.92	8.52		0.73		1.14		3.33		408	24
10.49	(7.75)		0.70		1.09		2.81		364	22
12.27	1.86		0.69		1.09		2.88		116	41
12.72	14.13		0.66		1.12		2.68		89	23

See Notes to Financial Statements.	61

Financial Highlights (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
6/30/2018(c)	$11.71	$0.07	$(0.36)	$(0.29)	$(0.07)	$–	$(0.07)
12/31/2017	10.76	0.25	1.07	1.32	(0.37)	–	(0.37)
12/31/2016	10.34	0.35	0.53	0.88	(0.34)	(0.12)	(0.46)
12/31/2015	12.11	0.31	(1.20)	(0.89)	(0.26)	(0.62)	(0.88)
12/31/2014	12.55	0.37	(0.11)	0.26	(0.46)	(0.24)	(0.70)
12/31/2013	11.48	0.36	1.26	1.62	(0.47)	(0.08)	(0.55)
Class R4
6/30/2018(c)	11.62	0.09	(0.36)	(0.27)	(0.09)	–	(0.09)
12/31/2017	10.69	0.36	0.98	1.34	(0.41)	–	(0.41)
12/31/2016	10.28	0.38	0.51	0.89	(0.36)	(0.12)	(0.48)
6/30/2015 to 12/31/2015(g)	11.96	0.15	(1.10)	(0.95)	(0.11)	(0.62)	(0.73)
Class R5
6/30/2018(c)	11.72	0.10	(0.36)	(0.26)	(0.10)	–	(0.10)
12/31/2017	10.78	0.35	1.02	1.37	(0.43)	–	(0.43)
12/31/2016	10.36	0.41	0.52	0.93	(0.39)	(0.12)	(0.51)
6/30/2015 to 12/31/2015(g)	12.04	0.17	(1.11)	(0.94)	(0.12)	(0.62)	(0.74)
Class R6
6/30/2018(c)	11.72	0.10	(0.36)	(0.26)	(0.10)	–	(0.10)
12/31/2017	10.77	0.33	1.05	1.38	(0.43)	–	(0.43)
12/31/2016	10.35	0.41	0.53	0.94	(0.40)	(0.12)	(0.52)
6/30/2015 to 12/31/2015(g)	12.04	0.17	(1.11)	(0.94)	(0.13)	(0.62)	(0.75)

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

62	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.35	(2.50	)(d)	0.89	(f)	1.04	(f)	1.13	(f)	$3,025	21	(d)
11.71	12.38		0.86		1.01		2.19		3,977	58
10.76	8.65		0.63		1.04		3.34		6,401	24
10.34	(7.69)		0.58		0.97		2.66		6,322	22
12.11	2.01		0.55		0.95		2.91		6,780	41
12.55	14.33		0.53		0.99		2.95		5,785	23

11.26	(2.37	)(d)	0.64	(f)	0.79	(f)	1.56	(f)	520	21	(d)
11.62	12.66		0.62		0.77		3.11		324	58
10.69	8.88		0.36		0.78		3.67		10	24
10.28	(8.18	)(d)	0.31	(f)	0.74	(f)	2.79	(f)	9	22

11.36	(2.24	)(d)	0.38	(f)	0.53	(f)	1.69	(f)	37	21	(d)
11.72	12.82		0.37		0.52		2.97		33	58
10.78	9.28		0.11		0.52		3.92		10	24
10.36	(8.10	)(d)	0.07	(f)	0.49	(f)	3.03	(f)	9	22

11.36	(2.22	)(d)	0.27	(f)	0.42	(f)	1.72	(f)	38,432	21	(d)
11.72	12.97		0.27		0.42		2.91		49,548	58
10.77	9.23		0.13		0.39		3.92		43,320	24
10.35	(8.09	)(d)	0.09	(f)	0.37	(f)	3.02	(f)	34,823	22

See Notes to Financial Statements.	63

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund
(“Emerging Markets Bond Fund,” formerly
“Emerging Markets Currency Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund
(“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Global Opportunity Fund
(“Multi-Asset Global Opportunity Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. Class F3 shares commenced on April 4, 2017. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act. On April 25, 2018, the Funds’ remaining Class B shares converted to Class A shares.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal periods ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the

Notes to Financial Statements (unaudited)(continued)

U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of

Notes to Financial Statements (unaudited)(continued)

the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swaps on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For centrally cleared swaps, there was minimal counterparty risk to the Fund, since such swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Notes to Financial Statements (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For centrally cleared swaps there was minimal counterparty credit risk to the Fund, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Floating Rate Loans–Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Financial Statements (unaudited)(continued)

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, a Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2018, each Fund had no unfunded loan commitments.

(q)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or

Notes to Financial Statements (unaudited)(continued)

methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund

First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	60%

Multi-Asset Global Opportunity Fund’s management fee is .25% of the Fund’s average daily net assets.

For the six months ended June 30, 2018, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.27%
Multi-Asset Global Opportunity Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each funds average daily net asset.

For the six months ended June 30, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fee, to the following annual rates.

	Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.71%	(1)

(1)	Prior to May 1, 2018, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the annual rate of .67%.

For the six months ended June 30, 2018 and continuing through April 30, 2019, Lord Abbett has contractually agreed to waive its management fee at the annual rate of .15% for Multi-Asset Global Opportunity Fund.

Notes to Financial Statements (unaudited)(continued)

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F(4)	Class P(2)	Class R2**	Class R3**	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Class A 12b-1 fee for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Emerging Markets Bond Fund and Multi-Asset Global Opportunity Fund only.
(3)	Except for Multi-Asset Global Opportunity Fund, each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(4)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2018:

	Distributor	Dealers’
	Commissions	Concessions
Emerging Markets Bond Fund	$184	$813
Emerging Markets Corporate Debt Fund	1,132	5,737
Multi-Asset Global Opportunity Fund	9,518	60,976

Distributor received the following amount of CDSCs for the six months ended June 30, 2018:

	Class A	Class C
Emerging Markets Bond Fund	$970	$33
Emerging Markets Corporate Debt Fund	424	175
Multi-Asset Global Opportunity Fund	2,087	2,054

Other Related Parties

As of June 30, 2018, the percentages of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 42.50%, 9.17% and 31.29%, respectively.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders

Notes to Financial Statements (unaudited)(continued)

at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2018 and fiscal year ended December 31, 2017 was as follows:

		Emerging Markets		Emerging Markets
		Bond Fund		Corporate Debt Fund
	Six Months Ended		Six Months Ended
	6/30/2018	Year Ended	6/30/2018	Year Ended
	(unaudited)	12/31/2017	(unaudited)	12/31/2017
Distributions paid from:
Ordinary income	$6,102,851	$11,373,165	$1,235,685	$2,152,985
Net long-term capital gains	–	–	–	269,185
Total distributions paid	$6,102,851	$11,373,165	$1,235,685	$2,422,170

		Multi-Asset Global Opportunity Fund
	Six Months Ended
	6/30/2018	Year Ended
	(unaudited)	12/31/2017
Distributions paid from:
Ordinary income	1,637,141	8,331,507
Total distributions paid	$1,637,141	$8,331,507

As of December 31, 2017, the capital loss will carryforwards along with the related expiration dates, were as follows:

	Indefinite	Total
Emerging Markets Bond Fund	89,150,748	89,150,748
Multi-Asset Global Opportunity Fund	9,871,582	9,871,582

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets	Emerging Markets
	Bond Fund	Corporate Debt Fund
Tax cost	$188,955,372	$52,084,111
Gross unrealized gain	1,796,578	270,421
Gross unrealized loss	(26,394,215)	(2,704,774)
Net unrealized security loss	$(24,597,637)	$(2,434,353)

	Multi-Asset Global
	Opportunity Fund
Tax cost	$228,959,023
Gross unrealized gain	4,242,388
Gross unrealized loss	(11,130,488)
Net unrealized security loss	$(6,888,100)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions, foreign currency contracts, futures, swaps, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2018 were as follows:

	U.S.		U.S.
	Government		Government
	Purchases	Purchases	Sales	Sales
Emerging Markets Bond Fund	$–	$8,852,392	$1,027,427	$42,987,262
Emerging Markets Corporate Debt Fund	–	20,558,728	–	19,464,252
Multi-Asset Global Opportunity Fund	–	48,664,242	–	68,808,296

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2018, Emerging Markets Bond Fund engaged in cross-trades sales of $910,333, which resulted in a net realized loss of $45,070.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2018 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2018 (as described in note 2(h)) for investment purposes. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Each Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2018 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the six months ended June 30, 2018 (as described in note 2(n)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the Statements of Operations. There is minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Bond Fund entered into interest rate swaps for the six months ended June 30, 2018 (as described in note 2(m)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since centrally cleared interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

Multi-Asset Global Opportunity Fund entered into total return swaps on indexes for the six months ended June 30, 2018 (as described in note 2(o)) to hedge credit risk. The Funds may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Funds may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2018, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Bond Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Centrally Cleared Interest Rate Swaps(1)	$1,223,574	–
Forward Foreign Currency Exchange Contracts(2)	–	$294,116
Futures Contracts(3)	$112,052	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(4)	–	$8,576,841

Emerging Markets Corporate Debt Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(2)	–	$3,324
Futures Contracts(3)	$6,129	–

Liability Derivatives
Futures Contracts(3)	$50,037	–

Multi-Asset Global
Opportunity Fund
Equity
Asset Derivatives	Contracts
Futures Contracts(3)	$440,108

Liability Derivatives
Futures Contracts(3)	$108,570

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2018, were as follows:

	Emerging Markets Bond Fund
		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain
Centrally Cleared Interest Rate Swaps Contracts(1)	$76,107	–
Forward Foreign Currency Exchange Contracts(2)	–	$1,644,708
Futures Contracts(3)	$333,458	–
Net Change in Unrealized Appreciation/Depreciation
Centrally Cleared Interest Rate Swaps Contracts(4)	$507,399	–
Forward Foreign Currency Exchange Contracts(5)	–	$(11,548,870)
Futures Contracts(6)	$6,004	–
Average Number of Contracts/Notional Amounts*
Centrally Cleared Interest Rate Swaps Contracts(7)	$38,000,000	–
Forward Foreign Currency Exchange Contracts(7)	–	$243,113,896
Futures Contracts(8)	210	–

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Corporate Debt Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$(18,640)
Forward Foreign Currency Exchange Contracts(2)	–	$12,075	–
Futures Contracts(3)	$185,598	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(5)	–	$5,870	–
Futures Contracts(6)	$(38,961)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$663,757
Forward Foreign Currency Exchange Contracts(7)	–	$242,713	–
Futures Contracts(8)	116	–	–

	Multi-Asset Global Opportunity Fund
		Foreign
	Interest Rate	Currency	Equity
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Total Return Swaps Contracts(1)	–	–	$358,629
Forward Foreign Currency Exchange Contracts(2)	–	$(2,087,091)	–
Futures Contracts(3)	$(178,190)	–	$(1,115,453)
Net Change in Unrealized Appreciation/Depreciation
Total Return Swaps Contracts(4)	–	–	$207,784
Forward Foreign Currency Exchange Contracts(5)	–	$561,719	–
Futures Contracts(6)	$(31,361)	–	$34,057
Average Number of Contracts/Notional Amounts*
Total Return Swaps Contracts(7)	–	–	$2,307,976
Forward Foreign Currency Exchange Contracts(7)	–	$29,880,594	–
Futures Contracts(8)	33	–	211

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2018.
(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain (loss) on foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or

Notes to Financial Statements (unaudited)(continued)

termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Emerging Markets Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$294,116	$–	$294,116
Repurchase Agreement	7,999,110	–	7,999,110
Total	$8,293,226	$–	$8,293,226

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$60,387	$(60,387)	$–	$–	$–
Barclays Bank plc	1,948	(1,948)	–	–	–
BNP Paribas S.A.	17,325	(17,325)	–	–	–
Citibank	5,898	(5,898)	–	–	–
Credit Suisse	3,084	(3,084)	–	–	–
Fixed Income Clearing Corp.	7,999,110	–	–	(7,999,110)	–
Goldman Sachs	23,983	(23,983)	–	–	–
J.P. Morgan Chase	13,818	(13,818)	–	–	–
Standard Chartered Bank	157,213	(157,213)	–	–	–
State Street Bank and Trust	10,460	(10,460)	–	–	–
Total	$8,293,226	$(294,116)	$–	$(7,999,110)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$8,576,841	$–	$8,576,841
Total	$8,576,841	$–	$8,576,841

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$723,679	$(60,387)	$(550,000)	$–	$113,292
Barclays Bank plc	917,564	(1,948)	(810,000)	–	105,616
BNP Paribas S.A.	145,000	(17,325)	–	–	127,675
Citibank	1,431,518	(5,898)	(1,237,414)	–	188,206
Credit Suisse	1,563,430	(3,084)	(1,490,000)	–	70,346
Goldman Sachs	248,190	(23,983)	(60,000)	–	164,207
J.P. Morgan Chase	1,040,710	(13,818)	(1,026,892)	–	–
Standard Chartered Bank	234,247	(157,213)	(77,034)	–	–
State Street Bank and Trust	2,030,830	(10,460)	(2,020,370)	–	–
UBS AG	241,673	–	(241,673)	–	–
Total	$8,576,841	$(294,116)	$(7,513,383)	$–	$769,342
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2018.

		Emerging Markets Corporate Debt Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,324	$–	$3,324
Total	$3,324	$–	$3,324

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
State Street Bank and Trust	$3,324	$–	$–	$–	$3,324
Total	$3,324	$–	$–	$–	$3,324
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

		Multi-Asset Global Opportunity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$147,674	$–	$147,674
Total	$147,674	$–	$147,674

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$147,674	$ –	$ –	$(147,674)	$ –
Total	$147,674	$ –	$ –	$(147,674)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2018.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended June 30, 2018, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the six months ended June 30, 2018, the Funds did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

Notes to Financial Statements (unaudited)(continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2018, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal period or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the six months ended June 30, 2018:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2017	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2018	Fair Value at 6/30/2018	Net Realized Gain(Loss) 1/1/2018 to 6/30/2018	Dividend Income 1/1/2018 to 6/30/2018	Change in Unrealized Appreciation (Depreciation) 1/1/2018 to 6/30/2018
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	875,537	27,202	(79,175)	823,563	$16,710,099	$(50,842)	$–	$(454,807)
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	1,400,722	51,530	(383,950)	1,068,302	23,160,798	(28,233)	–	31,011
Lord Abbett Investment Trust – Convertible Fund – Class I	1,382,223	63,665	(625,052)	820,837	11,188,007	835,037	100,773	(280,784)
Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund – Class I	3,604,827	242,442	(426,185)	3,421,084	17,002,786	(46,414)	561,065	(1,432,739)
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	1,029,063	36,226	(211,472)	853,817	27,057,475	705,145	–	2,709,834
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	–	580,369	(34,403)	545,967	13,179,637	(38,514)	–	78,434
Lord Abbett Investment Trust – High Yield Fund – Class I	3,966,002	511,480	(860,129)	3,617,353	26,876,931	81,529	858,115	(1,317,896)
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	405,118	396,640	(31,732)	770,026	9,132,510	(9,148)	103,274	(14,692)

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 12/31/2017	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2018	Fair Value at 6/30/2018	Net Realized Gain(Loss) 1/1/2018 to 6/30/2018	Dividend Income 1/1/2018 to 6/30/2018	Change in Unrealized Appreciation (Depreciation) 1/1/2018 to 6/30/2018
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	7,268,111	449,148	(3,047,214)	4,670,045	34,138,033	(85,340)	709,352	(1,568,210)
Lord Abbett Securities Trust-International Equity Fund – Class I	1,450,907	1,321,439	(280,991)	2,491,356	33,708,042	612,533	–	(3,871,290)
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	410,202	9,317	(210,390)	209,128	6,165,098	810,428	–	(797,327)
Lord Abbett Investment Trust-Short Duration Income Fund – Class I	1,185,872	1,156,766	(1,559,792)	782,846	3,272,295	(38,126)	51,145	(334)
Total					$221,591,711	$2,748,055	$2,383,724	$(6,918,800)

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Bond Fund is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, the Fund may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-

Notes to Financial Statements (unaudited)(continued)

convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae’’), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be

Notes to Financial Statements (unaudited)(continued)

given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

Emerging Markets Bond Fund and Emerging Markets Corporate Debt Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. In addition, the Multi-Asset Global Opportunity Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2018		Year Ended
Emerging Markets Bond Fund	(unaudited)		December 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	451,094	$2,447,477	487,152	$2,593,453
Converted from Class B*	1,900	10,455	5,736	30,699
Converted from Class C**	70,035	357,062	–	–
Reinvestment of distributions	64,189	338,589	121,569	650,407
Shares reacquired	(1,631,941)	(8,439,977)	(929,915)	(4,953,828)
Decrease	(1,044,723)	$(5,286,394)	(315,458)	$(1,679,269)
Shares sold	1	$12	841	$4,414
Reinvestment of distributions	14	75	227	1,219
Shares reacquired	(69)	(369)	(4,230)	(22,725)
Converted to Class A*	(1,890)	(10,455)	(5,711)	(30,699)
Decrease	(1,944)	$(10,737)	(8,873)	$(47,791)

Class C Shares
Shares sold	40,467	$222,426	93,947	$500,260
Reinvestment of distributions	10,576	56,235	17,859	96,179
Shares reacquired	(149,862)	(796,030)	(314,953)	(1,683,335)
Converted to Class A**	(69,625)	(357,062)	–	–
Decrease	(168,444)	$(874,431)	(203,147)	$(1,086,896)

Class F Shares
Shares sold	2,598,194	$13,099,219	940,730	$5,053,983
Reinvestment of distributions	37,892	200,075	58,042	310,861
Shares reacquired	(655,362)	(3,461,114)	(1,090,390)	(5,817,170)
Increase (decrease)	1,980,724	$9,838,180	(91,618)	$(452,326)

Class F3 Shares(a)
Shares sold	15,385	$83,314	88,123	$475,419
Reinvestment of distributions	2,561	13,500	1,000	5,371
Shares reacquired	(19,339)	(104,045)	(4,696)	(25,230)
Increase (decrease)	(1,393)	$(7,231)	84,427	$455,560

Class I Shares
Shares sold	518,556	$2,785,868	1,067,190	$5,705,353
Reinvestment of distributions	1,002,069	5,289,314	1,880,553	10,036,785
Shares reacquired	(5,429,936)	(28,868,814)	(37,920,978)	(198,218,923)
Decrease	(3,909,311)	$(20,793,632)	(34,973,235)	$(182,476,785)

Class R2 Shares
Shares sold	3,740	$19,305	4,458	$23,875
Reinvestment of distributions	112	588	132	710
Shares reacquired	(4,357)	(22,663)	(8,620)	(46,147)
Decrease	(505)	$(2,770)	(4,030)	$(21,562)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2018		Year Ended
Emerging Markets Bond Fund	(unaudited)		December 31, 2017
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	10,925	$58,508	34,610	$182,065
Reinvestment of distributions	1,417	7,447	2,120	11,335
Shares reacquired	(8,620)	(46,626)	(46,061)	(242,536)
Increase (decrease)	3,722	$19,329	(9,331)	$(49,136)

Class R4 Shares
Shares sold	25,268	$137,364	4,335	$23,204
Reinvestment of distributions	731	3,824	148	795
Shares reacquired	(19,966)	(99,403)	(1,355)	(7,278)
Increase	6,033	$41,785	3,128	$16,721

Class R5 Shares
Shares sold	1,573	$8,602	44	$235
Reinvestment of distributions	94	492	91	489
Shares reacquired	(2)	(9)	(21)	(115)
Increase	1,665	$9,085	114	$609

Class R6 Shares
Shares sold	2,239	$11,954	133,142	$708,220
Reinvestment of distributions	313	1,659	385	2,067
Shares reacquired	(11,514)	(61,017)	(38,534)	(205,387)
Increase (decrease)	(8,962)	$(47,404)	94,993	$504,900

	Six Months Ended
	June 30, 2018		Year Ended
Emerging Markets Corporate Debt Fund	(unaudited)		December 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	201,818	$3,081,041	1,051,095	$16,408,549
Reinvestment of distributions	17,371	261,394	39,045	608,979
Shares reacquired	(332,732)	(5,041,548)	(701,633)	(10,935,061)
Increase (decrease)	(113,543)	$(1,699,113)	388,507	$6,082,467

Class C Shares
Shares sold	27,461	$417,667	68,230	$1,066,379
Reinvestment of distributions	2,773	41,676	4,839	75,396
Shares reacquired	(17,842)	(270,264)	(8,074)	(125,643)
Increase	12,392	$189,079	64,995	$1,016,132

Class F Shares
Shares sold	833,306	$12,727,036	1,354,490	$21,088,655
Reinvestment of distributions	46,615	700,682	71,657	1,117,444
Shares reacquired	(995,141)	(14,687,328)	(465,881)	(7,303,074)
Increase (decrease)	(115,220)	$(1,259,610)	960,266	$14,903,025

Class F3 Shares(a)
Shares sold	–	$–	648.09	$10,000
Reinvestment of distributions	15.93	240	28.50	445
Increase	15.93	$240	676.59	$10,445

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2018		Year Ended
Emerging Markets Corporate Debt Fund	(unaudited)		December 31, 2017
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	74,333	$1,145,449	171,795	$2,665,663
Reinvestment of distributions	13,621	204,909	34,663	539,806
Shares reacquired	(200,249)	(3,101,673)	(28,394)	(443,010)
Increase (decrease)	(112,295)	$(1,751,315)	178,064	$2,762,459

Class R2 Shares
Reinvestment of distributions	189	$2,841	433	$6,740
Increase	189	$2,841	433	$6,740

Class R3 Shares
Shares sold	–	$–	1,152	$18,000
Reinvestment of distributions	189	2,836	440	6,852
Shares reacquired	(1,159)	(18,027)	–	–
Increase (decrease)	(970)	$(15,191)	1,592	$24,852

Class R4 Shares
Shares sold	1,558	$24,081	–	$–
Reinvestment of distributions	33.72	503	37.19	579
Shares reacquired	(675)	(10,288)	–	–
Increase	916.72	$14,296	37.19	$579

Class R5 Shares
Shares sold	105	$1,588	982	$15,384
Reinvestment of distributions	80	1,197	145	2,261
Shares reacquired	(7)	(106)	(9)	(142)
Increase	178	$2,679	1,118	$17,503

Class R6 Shares
Shares sold	189	$2,868	–	$–
Reinvestment of distributions	20.26	301	40.44	629
Increase	209.26	$3,169	40.44	$629

	Six Months Ended
	June 30, 2018		Year Ended
Multi-Asset Global Opportunity Fund	(unaudited)		December 31, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	821,013	$9,559,140	3,079,342	$34,608,109
Converted from Class B*	33,410	395,758	72,078	818,653
Converted from Class C**	144,217	1,656,942	–	–
Reinvestment of distributions	82,554	937,293	396,248	4,545,856
Shares reacquired	(1,465,535)	(17,157,762)	(4,495,368)	(50,159,022)
Decrease	(384,341)	$(4,608,629)	(947,700)	$(10,186,404)

Class B Shares
Shares sold	862	$9,288	12,358	$121,471
Reinvestment of distributions	–	–	2,243	23,065
Shares reacquired	(18,287)	(190,702)	(48,538)	(485,490)
Converted to Class A*	(37,152)	(395,758)	(80,031)	(818,653)
Decrease	(54,577)	$(577,172)	(113,968)	$(1,159,607)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2018		Year Ended
Multi-Asset Global Opportunity Fund	(unaudited)		December 31, 2017
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	278,808	$2,936,856	975,520	$9,746,924
Reinvestment of distributions	12,616	128,338	93,530	965,794
Shares reacquired	(392,676)	(4,088,045)	(1,504,522)	(15,027,721)
Converted to Class A**	(161,035)	(1,656,942)	–	–
Decrease	(262,287)	$(2,679,793)	(435,472)	$(4,315,003)

Class F Shares
Shares sold	103,599	$1,222,253	321,510	$3,629,103
Reinvestment of distributions	3,509	39,855	14,381	164,992
Shares reacquired	(154,591)	(1,784,153)	(285,438)	(3,241,530)
Increase (decrease)	(47,483)	$(522,045)	50,453	$552,565

Class F3 Shares(a)
Shares sold	–	$–	1,695	$19,025
Reinvestment of distributions	15	173	54	623
Shares reacquired	(7)	(80)	(25)	(291)
Increase	8	$93	1,724	$19,357

Class I Shares
Shares sold	650,552	$7,709,348	271,000	$3,196,698
Reinvestment of distributions	2,589	29,608	2,790	32,465
Shares reacquired	(488,337)	(5,713,771)	(151,735)	(1,714,162)
Increase	164,804	$2,025,185	122,055	$1,515,001

Class R2 Shares
Shares sold	1,764	$20,941	12,058	$140,310
Reinvestment of distributions	191	2,214	1,405	16,502
Shares reacquired	(12,874)	(153,819)	(1,541)	(17,748)
Increase (decrease)	(10,919)	$(130,664)	11,922	$139,064

Class R3 Shares
Shares sold	22,899	$268,834	366,243	$4,034,359
Reinvestment of distributions	1,623	18,561	11,980	137,987
Shares reacquired	(97,570)	(1,156,704)	(633,440)	(7,031,212)
Decrease	(73,048)	$(869,309)	(255,217)	$(2,858,866)

Class R4 Shares
Shares sold	18,872	$218,131	28,916	$327,244
Reinvestment of distributions	308	3,492	727	8,388
Shares reacquired	(882)	(10,305)	(2,675)	(30,186)
Increase	18,298	$211,318	26,968	$305,446

Class R5 Shares
Shares sold	510	$6,055	1,776	$19,876
Reinvestment of distributions	27	316	89	1,027
Shares reacquired	(18)	(200)	(17)	(196)
Increase	519	$6,171	1,848	$20,707

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	June 30, 2018		Year Ended
Multi-Asset Global Opportunity Fund	(unaudited)		December 31, 2017
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	5,954	$71,857	111,118	$1,243,103
Reinvestment of distributions	29,242	334,710	153,689	1,775,606
Shares reacquired	(879,455)	(10,282,259)	(61,520)	(690,342)
Increase (decrease)	(844,259)	$(9,875,692)	203,287	$2,328,367
*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on April 4, 2017.

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of June 30, 2018, Multi-Asset Global Opportunity Fund’s investments in the Underlying Funds were allocated as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	7.41%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	10.64%
Lord Abbett Investment Trust – Convertible Fund – Class I	7.51%
Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund – Class I	8.13%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	11.82%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	4.30%
Lord Abbett Investment Trust – High Yield Fund – Class I	12.44%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	16.10%
Lord Abbett Securities Trust – International Equity Fund – Class I	16.13%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	2.04%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	2.73%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	0.68%

The Ten Largest Holdings and the Holdings by Sector, as of June 30, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.85%
Chevron Corp.	3.26%
Pfizer, Inc.	2.88%
Bank of America Corp.	2.78%
Johnson & Johnson	2.23%
Intel Corp.	2.11%
Cisco Systems, Inc.	2.00%
AT&T, Inc.	1.86%
U.S. Bancorp	1.53%
Abbott Laboratories	1.49%

Holdings by Sector*	% of Investments
Communications	0.94%
Consumer Discretionary	6.25%
Consumer Staples	7.99%
Energy	11.17%
Financials	25.82%
Health Care	13.68%
Industrials	7.95%
Information Technology	10.44%
Materials	3.84%
Real Estate	2.37%
Telecommunication Services	3.33%
Utilities	5.74%
Repurchase Agreement	0.48%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
KeyCorp	1.42%
M&T Bank Corp.	1.31%
Comerica, Inc.	1.28%
PPL Corp.	1.28%
Invesco Ltd.	1.25%
Public Service Enterprise Group, Inc.	1.21%
PVH Corp.	1.21%
UDR, Inc.	1.20%
Mylan NV	1.17%
Hartford Financial Services Group, Inc. (The)	1.17%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.46%
Consumer Staples	5.12%
Energy	7.89%
Financials	17.96%
Health Care	6.85%
Industrials	11.94%
Information Technology	8.98%
Materials	6.12%
Real Estate	13.59%
Utilities	9.59%
Repurchase Agreement	0.50%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund-Class I

Ten Largest Holdings	% of Investments
NRG Yield, Inc., 3.25%, 06/01/2020	2.92%
Intel Corp., 3.25%, 08/01/2039	2.87%
FireEye, Inc., 1.00%, 06/01/2035	2.80%
Twitter, Inc., 1.00%, 09/15/2021	2.71%
SunPower Corp., 0.75%, 06/01/2018	2.70%
Wells Fargo & Co., 7.50%,	2.65%
Microchip Technology, Inc., 1.625%, 02/15/2025	2.57%
Micron Technology, Inc., 2.125%, 02/15/2033	2.53%
VeriSign, Inc., 4.7021%, 08/15/2037	2.42%
Anthem, Inc., 5.25%	2.27%

Holdings by Sector*	% of Investments
Automotive	2.26%
Banking	4.76%
Basic Industry	3.79%
Capital Goods	5.03%
Consumer Goods	1.34%
Energy	4.87%
Financial Services	1.66%
Healthcare	17.57%
Insurance	0.54%
Leisure	2.51%
Media	1.79%
Real Estate	4.51%
Retail	3.10%
Services	0.53%
Technology & Electronics	33.68%
Telecommunications	1.14%
Transportation	3.48%
Utility	5.77%
Repurchase Agreement	1.67%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, Zero Coupon, 07/26/2018	6.30%
Capital One Multi-Asset Execution Trust 2015-A3, 2.47%, 03/15/2023	1.13%
Avis Budget Rental Car Funding AESOP LLC 2014-1A A , 2.46%, 07/20/2020	1.02%
Drive Auto Receivables Trust 2017-BA C,2.61%, 08/16/2021	1.02%
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 09/30/2019	0.91%
General Motors Co., 3.50%,10/02/2018	0.88%
AT&T, Inc., 2.43%, 07/23/2018	0.87%
Discover Bank, 2.60%, 11/13/2018	0.86%
Federal National Mortgage Assoc., 3.62%, 11/01/2040	0.81%
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B, 3.77%, 06/10/2027	0.78%

Holdings by Sector*	% of Investments
Asset Backed	16.43%
Automotive	4.50%
Banking	5.74%
Basic Industry	0.65%
Capital Goods	1.00%
Collateralized Mortgage Obligation	0.38%
Commercial Mortgage Backed	22.31%
Communications	1.17%
Consumer Goods	3.52%
Energy	9.03%
Financial Services	2.61%
Foreign Sovereign	8.26%
Government Guaranteed	1.50%
Healthcare	1.46%
Insurance	0.78%
Leisure	0.36%
Materials	1.16%
Media	0.55%
Mortgage Backed	3.96%
Real Estate	1.33%
Retail	0.59%
Services	0.15%
Technology & Electronics	3.29%
Telecommunications	1.77%
Utility	2.83%
Repurchase Agreement	4.67%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	0.95%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.92%
T-Mobile USA, Inc, 6.5%, 01/15/2026	0.76%
HCA, Inc., 5.25%, 06/15/2026	0.69%
Tesla, Inc., 5.30%, 08/15/2025	0.60%
ArcelorMittal, 6.125%, 06/01/2025	0.60%
Bombardier, Inc., 7.50%, 03/15/2025	0.56%
MGM Resorts International, 6.00%, 03/15/2023	0.53%
Centene Corporation Bridge Term Loan, 0%, 10/16/2018	0.52%
Dell International LLC/EMC Corp., 7.125%, 06/15/2024	0.52%

Holdings by Sector*	% of Investments
Automotive	2.84%
Banking	4.28%
Basic Industry	16.33%
Capital Goods	4.03%
Commercial Mortgage Backed	0.38%
Consumer Goods	3.62%
Energy	14.07%
Financial Services	3.98%
Foreign Government	1.07%
Healthcare	7.09%
Insurance	0.94%
Leisure	6.23%
Media	6.88%
Municipal	0.20%
Real Estate	0.45%
Retail	4.96%
Services	5.34%
Technology & Electronics	4.65%
Telecommunications	4.43%
Transportation	3.63%
Utility	2.91%
Repurchase Agreement	1.69%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund – Class I

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.50%, 05/31/2020	2.06%
U.S. Treasury Note, 2.50%, 06/30/2020	1.94%
Province of Ontario Canada, 2.20%, 10/03/2022	0.76%
Chase Issuance Trust 2016-A5, 1.27%, 07/15/2021	0.68%
VNDO Mortgage Trust 2012-6AVE A, 2.99%, 11/15/2030	0.64%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 04/17/2023	0.59%
California Republic Auto Receivables Trust 2018-1 A2, 2.86%, 03/15/2021	0.46%
California Republic Auto Receivables Trust 2016-1 B, 3.43%, 02/15/2022	0.46%
Ford Motor Credit Co. LLC, 8.12%, 01/15/2020	0.45%
DBWF Mortgage Trust 2018-AMXP A, 3.87%, 05/05/2035	0.44%

Holdings by Sector*	% of Investments
Auto	2.00%
Basic Industry	0.21%
Capital Goods	0.58%
Consumer Cyclicals	1.36%
Consumer Discretionary	0.65%
Consumer Services	1.45%
Consumer Staples	0.62%
Energy	8.22%
Financial Services	59.68%
Foreign Government	1.02%
Health Care	7.61%
Information Technology	2.12%
Integrated Oils	0.20%
Materials and Processing	3.48%
Media	0.06%
Municipal	0.19%
Other	0.10%
Producer Durables	0.78%
Technology	2.76%
Telecommunications	0.64%
Transportation	0.52%
Utilities	2.30%
Repurchase Agreement	3.45%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
AIA Group Ltd.	2.73%
Tencent Holdings Ltd.	2.67%
Royal Dutch Shell plc B Shares	2.35%
Alibaba Group Holding Ltd. ADR	2.20%
LVMH Moet Hennessy Louis Vuitton SE	2.09%
Vinci SA	2.02%
SAP SE	2.02%
Koninklijke Philips NV	2.00%
Symrise AG	2.00%
BHP Billiton Ltd.	1.97%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.08%
Consumer Staples	7.83%
Energy	5.62%
Financials	18.51%
Health Care	10.22%
Industrials	15.68%
Information Technology	15.73%
Materials	9.16%
Real Estate	1.6%
Repurchase Agreement	3.57%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Royal Dutch Shell plc Class A ADR	3.57%
Allianz SE Registered Shares	3.35%
Total SA	3.06%
AstraZeneca plc	2.78%
Bank of China Ltd. H Shares	2.22%
Roche Holding AG	2.19%
BAE Systems plc	2.06%
BASF SE	1.91%
Anglo American plc	1.86%
Lukoil PJSC ADR	1.82%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.82%
Consumer Staples	6.06%
Energy	11.21%
Financials	31.32%
Health Care	9.60%
Industrials	7.18%
Information Technology	6.51%
Materials	6.19%
Real Estate	3.94%
Telecommunication Services	3.36%
Utilities	4.59%
Repurchase Agreement	3.20%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
KeyCorp	2.35%
Pentair plc (United Kingdom)	2.10%
Cimarex Energy Co.	2.03%
Textron, Inc.	2.01%
Citizens Financial Group, Inc.	2.00%
Hubbell, Inc.	2.00%
FirstEnergy Corp.	1.96%
Great Plains Energy, Inc.	1.85%
Concho Resources, Inc.	1.84%
E*TRADE Financial Corp.	1.84%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.19%
Consumer Staples	4.19%
Energy	9.18%
Financials	21.33%
Health Care	5.55%
Industrials	14.08%
Information Technology	7.98%
Materials	9.11%
Real Estate	11.28%
Utilities	7.27%
Repurchase Agreement	1.84%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust Short Duration Income Fund, Inc.

Ten Largest Holdings	% of Investments
DBWF Mortgage Trust 2018-AMXP A, 3.873%, 05/05/2035	0.76%
U.S. Treasury Note, 2.50%, 05/31/2020	0.56%
U.S. Treasury Note, 2.50%, 06/30/2020	0.54%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.48%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.856%, 11/14/2027	0.47%
World Financial Network Credit Card Master Trust 2016-A, 2.03%, 04/15/2025	0.46%
Capital One Multi-Asset Execution Trust 2017-A4, 1.99%, 07/17/2023	0.46%
Jefferies Group LLC, 8.50%, 07/15/2019	0.46%
BA Credit Card Trust 2017-A2, 1.84%, 01/17/2023	0.45%
Caesars Palace Las Vegas Trust 2017-VICI A, 3.531%, 10/15/2034	0.42%

Holdings by Sector*	% of Investments
Auto	1.98%
Basic Industry	0.41%
Capital Goods	0.79%
Consumer Cyclicals	0.69%
Consumer Discretionary	0.66%
Consumer Services	1.51%
Consumer Staples	0.69%
Energy	8.73%
Financial Services	64.49%
Foreign Government	0.65%
Government	5.38%
Health Care	1.87%
Industrials	0.20%
Integrated Oils	0.23%
Materials	0.11%
Materials and Processing	3.30%
Municipal	0.27%
Producer Durables	0.79%
Retail	0.15%
Technology	2.86%
Telecommunications	0.71%
Transportation	0.53%
Utilities	2.38%
Repurchase Agreement	0.62%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Amazon.com, Inc.	6.81%
Facebook, Inc. Class A	4.62%
Microsoft Corp.	4.15%
Apple, Inc.	3.50%
Alphabet, Inc. Class A	3.06%
Netflix, Inc.	2.68%
Illumina, Inc.	2.16%
UnitedHealth Group, Inc.	2.01%
Mastercard, Inc. Class A	1.91%
Visa, Inc. Class A	1.89%

Holdings by Sector*	% of Investments
Communications	6.31%
Consumer Discretionary	16.19%
Consumer Staples	1.16%
Energy	0.81%
Financials	6.79%
Health Care	18.34%
Industrials	8.14%
Information Technology	40.95%
Repurchase Agreement	1.30%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund, Inc.

Ten Largest Holdings	% of Investments
Red Hat, Inc.	2.17%
ServiceNow, Inc.	2.14%
Global Payments, Inc.	1.90%
CoStar Group, Inc.	1.88%
Centene Corp.	1.78%
Burlington Stores, Inc.	1.73%
Ultimate Software Group, Inc. (The)	1.69%
Edwards Lifesciences Corp.	1.68%
Moody’s Corp.	1.66%
Fortive Corp.	1.62%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.46%
Consumer Staples	2.87%
Energy	1.34%
Financials	9.78%
Health Care	14.28%
Industrials	15.32%
Information Technology	27.70%
Materials	6.40%
Real Estate	1.48%
Software	1.17%
Repurchase Agreement	3.20%
Total	100.00%

*	A sector may comprise several industries.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Global Fund, Inc. Lord Abbett Emerging Markets Bond Fund Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Multi-Asset Global Opportunity Fund	LAGF-3 (08/18)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 28, 2018